As filed with the Securities and Exchange Commission on November 29, 2007


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-04255

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                   ------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

      Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                   Neuberger Berman Advisers Management Trust
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                           SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------
(UNAUDITED)

                                                                                                          MARKET
PRINCIPAL AMOUNT($)                                                              RATING                  VALUE($)(+)
                                                                          Moody's       S&P
U.S. GOVERNMENT AGENCY SECURITIES (1.7%)
            1,250,000  Fannie Mae, Notes, 4.13%, due 5/15/10              AGY           AGY            1,240,529(OO)
              100,000  Federal Home Loan Bank, Bonds, 5.00%, due
                       9/18/09                                            AGY           AGY              101,165
                       TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST
                       $1,318,750)                                                                     1,341,694

MORTGAGE-BACKED SECURITIES (20.4%)

ADJUSTABLE ALT-A CONFORMING BALANCE (2.0%)
              578,460  Countrywide Home Loans Mortgage Pass-Through
                       Trust, Ser. 2007-HYB2, Class 2A1, 5.46%, due
                       5/25/47                                            Aaa           AAA              582,912
            1,000,000  Wells Fargo Mortgage Backed Securities Trust,
                       Ser. 2005-AR16, Class 4A2, 4.99%, due 10/25/35     Aaa           AAA              993,466
                                                                                                       1,576,378
ADJUSTABLE ALT-A JUMBO BALANCE (0.9%)
              687,062  JP Morgan Alternative Loan Trust, Ser. 2006-A2,
                       Class 3A1, 5.95%, due 5/25/36                                    AAA              692,906

ADJUSTABLE ALT-A MIXED BALANCE (3.4%)
              623,088  Bear Stearns ALT-A Trust, Ser. 2006-4, Class
                       32A1, 6.48%, due 7/25/36                           Aaa           AAA              633,407(OO)
              610,845  Bear Stearns ALT-A Trust, Ser. 2007-2, Class
                       2A1, 5.61%, due 4/25/37                            Aaa           AAA              613,265
              370,446  First Horizon Alternative Mortgage Securities
                       Trust, Ser. 2006-AA7, Class A1, 6.54%, due
                       1/25/37                                            Aaa                            377,255
              688,639  Nomura Asset Acceptance Corp., Ser. 2006-AR2,
                       Class 2A2, 6.57%, due 4/25/36                      Aaa           AAA              700,865(OO)
              317,206  Residential Accredit Loans, Inc., Ser.
                       2005-QA10, Class A31, 5.60%, due 9/25/35           Aaa           AAA              317,513
                                                                                                       2,642,305
ADJUSTABLE ALT-B MIXED BALANCE (0.3%)
              231,645  Lehman XS Trust, Floating Rate, Ser. 2005-1,
                       Class 2A1, 4.66%, due 5/25/08                      Aaa           AAA              230,263(u)

ADJUSTABLE CONFORMING BALANCE (0.8%)
              325,982  Adjustable Rate Mortgage Trust, Ser. 2005-10,
                       Class 4A1, 5.38%, due 1/25/36                      Aaa           AAA              324,353
              308,046  IndyMac INDX Mortgage Loan Trust, Ser.
                       2005-AR23, Class 2A1, 5.53%, due 11/25/35          Aaa           AAA              308,796
                                                                                                         633,149

ADJUSTABLE JUMBO BALANCE (1.7%)
              132,579  Banc of America Funding Corp., Ser. 2005-F,
                       Class 4A1, 5.35%, due 9/20/35                      Aaa           AAA              132,580
              385,129  Banc of America Funding Corp., Ser. 2006-H,
                       Class 2A3, 6.70%, due 9/20/46                                    AAA              396,261
              339,226  Harborview Mortgage Loan Trust, Ser. 2006-3,
                       Class 1A1A, 6.38%, due 6/19/36                     Aaa           AAA              344,831
              501,764  Merrill Lynch Mortgage Investors Trust, Ser.
                       2005-A1, Class 2A1, 4.52%, due 12/25/34                          AAA              500,678
                                                                                                       1,374,350

ADJUSTABLE MIXED BALANCE (4.3%)
              311,085  Banc of America Funding Corp., Ser. 2005-H,
                       Class 7A1, 5.67%, due 11/20/35                                   AAA              310,917
              233,129  Banc of America Funding Corp., Ser. 2006-A,
                       Class 3A2, 5.89%, due 2/20/36                                    AAA              234,198

See Notes to Schedule of Investments

                                                                                                           SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

                                                                                                          MARKET
PRINCIPAL AMOUNT($)                                                              RATING                  VALUE($)(+)
                                                                          Moody's       S&P
              588,926  Countrywide Home Loans Mortgage Pass-Through
                       Trust, Ser. 2006-HYB3, Class 1A1A, 5.48%, due
                       5/20/36                                            Aaa           AAA              597,138
              434,534  Credit Suisse First Boston Mortgage Securities
                       Corp., Ser. 2004-AR4, Class 2A1, 4.69%, due
                       5/25/34                                            Aaa           AAA              431,123
              342,527  First Horizon Mortgage Pass-Through Trust, Ser.
                       2005-AR5, Class 2A1, 5.44%, due 11/25/35                         AAA              341,963
              318,795  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1,
                       Class 1A1, 5.60%, due 4/19/36                      Aaa           AAA              320,502
               31,112  Harborview Mortgage Loan Trust, Ser. 2004-4,
                       Class 3A, 6.79%, due 11/19/07                      Aaa           AAA               31,029(u)
              608,100  IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3,
                       Class 2A1A, 6.38%, due 3/25/36                     Aaa           AAA              620,555
              525,000  WaMu Mortgage Pass-Through Certificates, Ser.
                       2004-AR9, Class A7, 4.15%, due 8/25/34             Aaa           AAA              516,595
                                                                                                       3,404,020
COMMERCIAL MORTGAGE-BACKED (5.5%)
              558,956  Banc of America Commercial Mortgage, Inc., Ser.
                       2006-3, Class A1, 5.68%, due 7/10/44                             AAA              564,430
              327,865  Banc of America Commercial Mortgage, Inc., Ser.
                       2005-6, Class A1, 5.00%, due 9/10/47               Aaa           AAA              327,664
              310,819  Credit Suisse First Boston Mortgage Securities
                       Corp., Ser. 2005-C6, Class A1, 4.94%, due
                       12/15/40                                           Aaa           AAA              309,959
              618,635  GE Capital Commercial Mortgage Corp., Ser.
                       2002-2A, Class A2, 4.97%, due 8/11/36              Aaa           AAA              619,146
              175,961  GMAC Commercial Mortgage Securities, Inc., Ser.
                       2006-C1, Class A1, 4.97%, due 11/10/45                           AAA              175,580
              295,693  JP Morgan Chase Commercial Mortgage Securities
                       Corp., Ser. 2004-C2, Class A1, 4.28%, due
                       5/15/41                                            Aaa                            292,553
              382,867  JP Morgan Chase Commercial Mortgage Securities
                       Corp., Ser. 2005-LDP5, Class A1, 5.03%, due
                       12/15/44                                           Aaa           AAA              382,170
              414,945  JP Morgan Chase Commercial Mortgage Securities
                       Corp., Ser. 2006-LDP7, Class A1, 5.83%, due
                       4/15/45                                            Aaa           AAA              420,581
              312,592  LB-UBS Commercial Mortgage Trust, Ser. 2006-C3,
                       Class A1, 5.48%, due 3/15/39                       Aaa           AAA              314,888
              699,400  Merrill Lynch/Countrywide Commercial Mortgage
                       Trust, Ser. 2007-5, Class A1, 4.28%, due 8/12/48   Aaa           AAA              687,682(OO)
              227,873  Morgan Stanley Capital I, Ser. 2005-HQ6, Class
                       A1, 4.65%, due 8/13/42                                           AAA              226,252
                                                                                                       4,320,905
MORTGAGE-BACKED NON-AGENCY (0.8%)
              181,218  Countrywide Home Loans, Ser. 2005-R2, Class 2A4,
                       8.50%, due 6/25/35                                 Aaa           AAA              200,018(n)
              344,578  GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class
                       1A4, 8.50%, due 3/25/35                            Aaa           AAA              369,562(n)
               74,858  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class
                       1A4, 8.50%, due 9/25/35                            Aaa           AAA               80,348(n)
                                                                                                         649,928
FANNIE MAE (0.2%)
              176,792  Whole Loan, Ser. 2004-W8, Class PT, 10.21%, due
                       6/25/44                                            AGY           AGY              197,683(OO)
FREDDIE MAC (0.5%)
              228,997  Pass-Through Certificates 8.00%, due 11/1/26       AGY           AGY              242,756
              160,866  Pass-Through Certificates 8.50%, due 10/1/30       AGY           AGY              172,468
                                                                                                         415,224
                       TOTAL MORTGAGE-BACKED SECURITIES (COST
                       $16,070,337)                                                                   16,137,111

                                                                                                           SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

                                                                                                          MARKET
PRINCIPAL AMOUNT($)                                                              RATING                  VALUE($)(+)
                                                                          Moody's       S&P
CORPORATE DEBT SECURITIES (7.4%)

AUTOMOBILE MANUFACTURERS (0.2%)
              190,000  DaimlerChrysler N.A. Holdings Corp., Guaranteed
                       Unsecured Notes, 4.05%, due 6/4/08                 Baa1          BBB+             187,919(OO)
BANKS (0.8%)
              160,000  Bank of America Corp., Senior Unsecured Notes,
                       3.88%, due 1/15/08                                 Aa1           AA               159,287(OO)
              250,000  BankBoston NA, Subordinated Notes, 6.50%, due
                       12/19/07                                           Aa1           AA               250,378(OO)
              250,000  Wells Fargo & Co., Unsecured Notes, 3.13%, due
                       4/1/09                                             Aa1           AA+              243,366(OO)
                                                                                                         653,031
DIVERSIFIED FINANCIAL SERVICES (4.7%)
              300,000  Bear Stearns Co., Inc., Senior Unsecured Notes,
                       4.00%, due 1/31/08                                 A1            A+               298,280
              225,000  Boeing Capital Corp., Senior Unsecured Notes,
                       4.75%, due 8/25/08                                 A2            A+               224,836
              250,000  Caterpillar Financial Services Corp.,
                       Medium-Term Senior Unsubordinated Notes, Ser. F,
                       3.83%, due 12/15/08                                A2            A                245,704
              130,000  CIT Group, Inc., Senior Unsecured Notes, 3.88%,
                       due 11/3/08                                        A2            A                125,913(OO)
              100,000  Citigroup, Inc., Unsecured Notes, 4.25%, due
                       7/29/09                                            Aa1           AA                98,760
              550,000  General Electric Capital Corp., Medium-Term
                       Notes, Ser. A, 4.25%, due 9/13/10                  Aaa           AAA              539,687(OO)
              600,000  Goldman Sachs Group, Inc., Unsecured Notes,
                       4.13%, due 1/15/08                                 Aa3           AA-              597,527(OO)
              300,000  HSBC Finance Corp., Notes, 4.13%, due 12/15/08     Aa3           AA-              296,751(OO)
              300,000  International Lease Finance Corp.,
                       Unsubordinated Unsecured Notes, 3.50%, due
                       4/1/09                                             A1            AA-              293,809(OO)
              225,000  John Deere Capital Corp., Unsecured Notes,
                       3.90%, due 1/15/08                                 A2            A                224,013
              275,000  JP Morgan Chase & Co., Senior Notes, 3.63%, due
                       5/1/08                                             Aa2           AA-              272,378
              175,000  MBNA Corp., Notes, 4.63%, due 9/15/08              Aa1           AA               174,151
              300,000  Merrill Lynch & Co., Medium-Term Notes, Ser. B,
                       4.00%, due 11/15/07                                Aa3           AA-              299,231
                                                                                                       3,691,040
MEDIA (1.1%)
              215,000  British Sky Broadcasting, Guaranteed Senior
                       Unsecured Notes, 8.20%, due 7/15/09                Baa2          BBB              226,160
              265,000  Comcast Cable Communications, Guaranteed
                       Unsecured Unsubordinated Notes, 6.20%, due
                       11/15/08                                           Baa2          BBB+             267,591
              165,000  News America Holdings, Inc., Guaranteed Notes,
                       7.38%, due 10/17/08                                Baa2          BBB              167,928
              250,000  Time Warner Entertainment LP, Debentures, 7.25%,
                       due 9/1/08                                         Baa2          BBB+             252,798(OO)
                                                                                                         914,477
OIL & GAS (0.2%)
              135,000  Enterprise Products Operating LP, Guaranteed
                       Notes, Ser. B, 4.00%, due 10/15/07                 Baa3          BBB-             134,930

See Notes to Schedule of Investments

                                                                                                           SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

                                                                                                          MARKET
PRINCIPAL AMOUNT($)                                                              RATING                  VALUE($)(+)
                                                                          Moody's       S&P
TELECOMMUNICATIONS (0.4%)
              290,000  Verizon Global Funding Corp., Senior Unsecured
                       Notes, 4.00%, due 1/15/08                          A3            A                288,902(OO)
                       TOTAL CORPORATE DEBT SECURITIES (COST $5,873,427)                               5,870,299

ASSET-BACKED SECURITIES (4.0%)
              100,000  ACE Securities Corp. Home Equity Loan Trust,
                       Ser. 2006-OP1, Class A2C, 5.28%, due 10/25/07      Aaa           AAA               96,760(u)
              193,429  ACE Securities Corp. Home Equity Loan Trust,
                       Ser. 2005-HE6, Class A2B, 5.33%, due 10/25/07      Aaa           AAA              192,728(u)
              250,000  ACE Securities Corp. Home Equity Loan Trust,
                       Ser. 2006-ASP5, Class A2B, 5.26%, due 10/25/07     Aaa           AAA              247,070(u)
              100,000  Bear Stearns Asset Backed Securities I Trust,
                       Ser. 2006-HE9, Class 1A2, 5.28%, due 10/25/07      Aaa           AAA               97,666(u)
              200,000  Carrington Mortgage Loan Trust, Ser. 2007-FRE1,
                       Class A3, 5.39%, due 10/25/07                      Aaa           AAA              194,519(u)
              300,000  Carrington Mortgage Loan Trust, Ser. 2006-OPT1,
                       Class A3, 5.31%, due 10/25/07                      Aaa           AAA              291,423(u)
               98,718  Chase Funding Mortgage Loan, Ser. 2003-6, Class
                       1A3, 3.34%, due 5/25/26                            Aaa           AAA               97,353
              200,000  Countrywide Asset-Backed Certificates Trust,
                       Ser. 2006-3, Class 2A2, 5.31%, due 10/25/07        Aaa           AAA              194,947(u)
              100,000  Countrywide Asset-Backed Certificates Trust,
                       Ser. 2006-5, Class 2A2, 5.31%, due 10/25/07        Aaa           AAA               98,393(u)
              300,000  Countrywide Asset-Backed Certificates Trust,
                       Ser. 2006-6, Class 2A2, 5.31%, due 10/25/07        Aaa           AAA              295,765(u)(OO)
               16,546  Ford Credit Auto Owner Trust, Ser. 2005-A, Class
                       A3, 3.48%, due 11/15/08                            Aaa           AAA               16,535
              189,580  Impac Secured Assets Corp. Mortgage Pass-Through
                       Certificates, Ser. 2006-3, Class A4, 5.22%, due
                       10/25/07                                           Aaa           AAA              188,168(u)
               73,937  John Deere Owner Trust, Ser. 2005-A, Class A3,
                       3.98%, due 6/15/09                                 Aaa           AAA               73,699
               13,609  Nissan Auto Receivables Owner Trust, Ser.
                       2005-A, Class A3, 3.54%, due 10/15/08              Aaa           AAA               13,600
              188,000  Nomura Asset Acceptance Corp., Ser. 2005-S3,
                       Class AIO, 20.00%, Interest Only Security, due
                       8/25/35                                            Aaa           AAA                7,696
              364,191  Nomura Asset Acceptance Corp., Ser. 2005-S4,
                       Class AIO, 20.00%, Interest Only Security, due
                       10/25/35                                           Aaa           AAA               23,046
              461,604  Nomura Asset Acceptance Corp., Ser. 2006-AP1,
                       Class AIO, 4.50%, Interest Only Security, due
                       1/25/36                                            Aaa           AAA                3,768
              431,667  Nomura Asset Acceptance Corp., Ser. 2006-S2,
                       Class AIO, 10.00%, Interest Only Security, due
                       4/25/36                                            Aaa           AAA               21,246(n)
              175,000  Residential Asset Mortgage Products, Inc., Ser.
                       2006-RS1, Class AI2, 5.36%, due 10/25/07           Aaa           AAA              166,400(u)
               75,000  Securitized Asset Backed Receivables LLC Trust,
                       Ser. 2006-WM4, Class A2C, 5.29%, due 10/25/07      Aaa           AAA               71,032(u)
              116,218  Soundview Home Equity Loan Trust, Ser. 2005-4,
                       Class 2A2, 5.33%, due 10/25/07                     Aaa           AAA              116,171(u)
              275,000  Soundview Home Equity Loan Trust, Ser.
                       2006-OPT3, Class 2A3, 5.30%, due 10/25/07          Aaa           AAA              262,735(u)
              325,000  Structured Asset Investment Loan Trust, Ser.
                       2006-3, Class A4, 5.22%, due 10/25/07              Aaa           AAA              319,735(u)
               47,238  USAA Auto Owner Trust, Ser. 2005-1, Class A3,
                       3.90%, due 7/15/09                                 Aaa           AAA               47,055
                       TOTAL ASSET-BACKED SECURITIES (COST $3,201,835)                                 3,137,510

See Notes to Schedule of Investments

                                                                                                           SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

                                                                                                          MARKET
PRINCIPAL AMOUNT($)                                                              RATING                  VALUE($)(+)
                                                                          Moody's       S&P
REPURCHASE AGREEMENTS (0.5%)
              375,000  Repurchase Agreement with Fixed Income Clearing
                       Corp., 4.55%, due 10/1/07, dated 9/28/07,
                       Maturity Value $375,142, Collateralized by
                       $388,550 Fannie Mae, due 5/22/12 (Collateral
                       Value $396,091)
                       (COST $ 375,000)                                                                 375,000(#)

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (4.6%)
              674,769  Neuberger Berman Prime Money Fund Trust Class                                    674,769(@)
            2,933,001  Neuberger Berman Securities Lending Quality
                       Fund, LLC                                                                      2,933,001(++)
                       TOTAL SHORT-TERM INVESTMENTS (COST $3,607,770)                                 3,607,770(#)

                       TOTAL INVESTMENTS (104.3%) (COST $62,420,223)                                 82,351,804(##)

                       Liabilities, less cash, receivables and other
                       assets [(4.3%)]                                                                (3,414,151)(c/c/)

                       TOTAL NET ASSETS (100.0%)                                                    $78,937,653




See Notes to Schedule of Investments

                                                                                                           SEPTEMBER 30, 2007
SCHEDULE OF INVESTMENTS Fasciano Portfolio
------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                          MARKET VALUE($)(+)     NUMBER OF SHARES                          MARKET VALUE($)(+)
COMMON STOCKS (95.7%)                                            HEALTH PRODUCTS & SERVICES (12.2%)
BANKING (1.3%)                                                       10,800  Computer Programs and Systems      284,688
    16,700  Texas Capital Bancshares           363,058(*)             5,000  Haemonetics Corp.                  247,100(*)
BANKING & FINANCIAL (4.4%)                                           31,400  Healthcare Services Group          636,478
    11,470  Boston Private Financial                                  2,880  ICU Medical                        111,600(*)
             Holdings                          319,325               20,640  K-V Pharmaceutical                 590,304(*)
    22,600  Wilshire Bancorp                   247,922                6,600  LCA-Vision                         193,974
    16,420  Wintrust Financial                 700,969                9,900  MWI Veterinary Supply              373,725(*)
                                             1,268,216                5,500  Owens & Minor                      209,495
BASIC MATERIALS (1.6%)                                               19,910  STERIS Corp.                       544,140
    13,520  AMCOL International                447,377               10,690  Young Innovations                  305,841
BIOTECHNOLOGY (1.1%)                                                                                          3,497,345
     5,160  Techne Corp.                       325,493(*)        INDUSTRIAL & COMMERCIAL PRODUCTS (6.9%)
BUILDING, CONSTRUCTION & FURNISHING (0.6%)                           12,000  Actuant Corp.                      779,640
     4,300  NCI Building Systems               185,803(*)            12,300  Middleby Corp.                     793,842(*)
BUSINESS SERVICES (9.7%)                                             31,100  TriMas Corp.                       412,697(*)
     8,800  Advisory Board                     514,536(*)                                                     1,986,179
    20,500  Korn/Ferry International           338,455(*)        INSURANCE (3.1%)
     9,830  Ritchie Bros. Auctioneers          639,933               16,900 American Equity Investment
    29,965  Rollins, Inc.                      799,766                        Life Holding                      179,985
    10,760  Watson Wyatt Worldwide Class A     483,554               22,700 Amerisafe Inc.                      375,458(*)
                                             2,776,244               4,990  Hilb Rogal and Hobbs                216,217
CHEMICALS (2.5%)                                                     4,800  Tower Group                         125,664
     20,300  Rockwood Holdings                 727,349(*)                                                       897,324
CONSUMER DISCRETIONARY (1.7%)                                    INTERNET (2.6%)
     8,600  Monro Muffler Brake                290,594               22,400  j2 Global Communications           733,152(*)(E)
     7,500  RC2 Corp.                          207,675(*)        MACHINERY & EQUIPMENT (7.3%)
                                               498,269               10,600  Bucyrus International              773,058
CONSUMER PRODUCTS & SERVICES (0.7%)                                   8,600  H&E Equipment Services             154,628(*)
     7,100  Central Garden & Pet                63,190(*)            21,715  IDEX Corp.                         790,209
    13,900  Central Garden & Pet Class A       124,822(*)             7,520  Regal-Beloit                       360,133
                                               188,012                                                        2,078,028
CONSUMER STAPLES (1.2%)                                          MANUFACTURING (3.8%)
     5,000  Chattem, Inc.                      352,600(*)            12,200  Drew Industries                    496,296(*)
DEFENSE (1.3%)                                                       15,700  RBC Bearings                       602,095(*)
    18,300  ARGON ST                           362,340(*)                                                     1,098,391
DISTRIBUTOR (4.5%)                                               MATERIALS (0.4%)
    19,600  Houston Wire & Cable               354,956(E)             5,950  Spartech Corp.                     101,507
    23,600  Interline Brands                   542,564(*)        OFFICE (1.2%)
    13,500  ScanSource, Inc.                   379,485(*)            15,400  Acco Brands                        345,576(*)
                                             1,277,005           OIL & GAS (3.0%)
ELECTRICAL & ELECTRONICS (1.0%)                                      16,000  Berry Petroleum Class A            633,440
    15,280  LoJack Corp.                       289,709(*)             7,500  Comstock Resources                 231,300(*)
ENTERTAINMENT (1.6%)                                                                                            864,740
    10,140  International Speedway             465,020           OIL SERVICES (4.3%)
FILTERS (1.1%)                                                       19,700  Cal Dive International             295,500(*)(E)
     9,000  CLARCOR Inc.                       307,890                5,322  CARBO Ceramics                     269,985
FINANCIAL SERVICES (1.2%)                                            31,100  TETRA Technologies                 657,454(*)
     9,480  Financial Federal                  265,535                                                        1,222,939
     3,090  Imperial Capital Bancorp            87,292           PUBLISHING & BROADCASTING (5.0%)
                                               352,827               12,450  Courier Corp.                      438,365
                                                                     29,840  Journal Communications             282,883


See Notes to Schedule of Investments

                                          SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Fasciano Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                          MARKET VALUE($)(+)
    12,200  Meredith Corp.                     699,060
                                             1,420,308
RESTAURANTS (0.6%)
     9,300  Ruby Tuesday                       170,562
SEMICONDUCTORS (1.0%)
     6,610  Cabot Microelectronics             282,577(*)(E)
SPECIALTY RETAIL (0.9%)
    10,600  Hibbett Sports                     262,880(*)
TECHNOLOGY (3.1%)
     5,500  Landauer, Inc.                     280,280
     7,400  MTS Systems                        307,840
    23,300  Online Resources                   294,512(*)
                                               882,632
TRANSPORTATION (3.1%)
    14,873  Heartland Express                  212,387(E)
     9,900  Hub Group Class A                  297,297(*)
     9,120  Landstar System                    382,766
                                               892,450
WASTE MANAGEMENT (1.7%)
    15,697  Waste Connections                  498,537(*)
TOTAL COMMON STOCKS
(COST $24,497,925)                          27,422,339
SHORT-TERM INVESTMENTS (15.0%)
 2,613,483  Neuberger Berman Prime Money
               Fund Trust Class              2,613,483(@)
 1,681,601   Neuberger Berman Securities
               Lending Quality Fund, LLC     1,681,601(++)
TOTAL SHORT-TERM INVESTMENTS
(COST $4,295,084)                            4,295,084(#)
TOTAL INVESTMENTS (110.7%)
(COST $28,793,009)                          31,717,423(##)
Liabilities, less cash, receivables and
  other assets
  [(10.7%)]                                (3,071,141)
TOTAL NET ASSETS (100.0%)                  $28,646,282

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Growth Portfolio
----------------------------------------
(UNAUDITED)

NUMBER OF SHARES                           MARKET VALUE($)(+)       NUMBER OF SHARES                            MARKET VALUE($)(+)
COMMON STOCKS (99.8%)                                                  43,000  Smith International                 3,070,200
                                                                       35,000  XTO Energy                          2,164,400
ADVERTISING (0.2%)                                                                                                16,659,600
    27,500  Ion Geophysical                    380,325(*)(E)
                                                                    FINANCE (0.8%)
AEROSPACE (6.1%)                                                       35,000  Lazard Ltd.                         1,484,000
    50,000  BE Aerospace                     2,076,500(*)
    95,000  CAE, Inc.                        1,275,850              FINANCIAL SERVICES (4.8%)
    30,000  Precision Castparts              4,439,400                 40,000  AerCap Holdings NV                    995,600(*)
    47,000  Rockwell Collins                 3,432,880                 10,500  AllianceBernstein Holding             924,735
                                            11,224,630                  4,500  CME Group                           2,643,075
                                                                       20,000  GFI Group                           1,722,400(*)(E)
BASIC MATERIALS (2.5%)                                                 10,000  IntercontinentalExchange Inc.       1,519,000(*)
    64,000  Airgas, Inc.                     3,304,320                 16,000  Northern Trust                      1,060,320
    25,000  Ecolab Inc.                      1,180,000                                                             8,865,130
                                             4,484,320
                                                                    FOOD & BEVERAGE (1.1%)
BIOTECHNOLOGY (4.0%)                                                   35,000  Hansen Natural                      1,983,800(*)
    12,000  Amylin Pharmaceuticals             600,000(*)
    50,000  Celgene Corp.                    3,565,500(*)           FOOD PRODUCTS (0.5%)
    15,000  Myriad Genetics                    782,250(*)              21,500  Corn Products International           986,205
    40,000  Pharmaceutical Product
             Development                     1,417,600              HEALTH CARE (9.2%)
    15,000  United Therapeutics                998,100(*)              57,500  Allscripts Healthcare Solutions     1,554,225(*)(E)
                                             7,363,450                 45,000  Bare Escentuals                     1,119,150(*)(E)
                                                                       48,500  Cerner Corp.                        2,900,785(*)
BUSINESS SERVICES (9.3%)                                               90,000  Cytyc Corp.                         4,288,500(*)
    70,000  CB Richard Ellis Group           1,948,800(*)(E)           27,500  Gen-Probe                           1,830,950(*)
    47,500  Corrections Corporation of                                 60,000  Psychiatric Solutions               2,356,800(*)
             America                         1,243,075(*)              68,000  VCA Antech                          2,839,000(*)
    25,500  DeVry, Inc.                        943,755                                                            16,889,410
    20,000  IHS Inc.                         1,129,800(*)
    55,000  Iron Mountain                    1,676,400(*)           INDUSTRIAL (3.5%)
    11,500  MasterCard, Inc. Class A         1,701,655(E)              34,000  Danaher Corp.                       2,812,140
    19,000  Stericycle, Inc.                 1,086,040(*)              24,000  Fastenal Co.                        1,089,840(E)
     5,500  Strayer Education                  927,465                 17,000  Fluor Corp.                         2,447,660(E)
    62,500  Trimble Navigation               2,450,625(*)                                                          6,349,640
    57,500  VeriFone Holdings                2,548,975(*)(E)
    35,000  VistaPrint Ltd.                  1,307,950(*)           INTERNET (0.4%)
                                            16,964,540                 25,000  Intuit Inc.                           757,500(*)

CABLE SYSTEMS (0.7%)                                                LEISURE (5.8%)
    32,500  Liberty Global Class A           1,333,150(*)              41,500  Gaylord Entertainment               2,208,630(*)
                                                                       12,500  International Game Technology         538,750
COMMUNICATIONS EQUIPMENT (2.1%)                                        27,500  Orient-Express Hotel                1,409,925
    25,000  F5 Networks                        929,750(*)              30,000  Penn National Gaming                1,770,600(*)
    23,000  Harris Corp.                     1,329,170                 50,800  Scientific Games Class A            1,910,080(*)
    45,000  Juniper Networks                 1,647,450(*)              12,500  Vail Resorts                          778,625(*)(E)
                                             3,906,370                 59,000  WMS Industries                      1,952,900(*)
                                                                                                                  10,569,510
CONSUMER STAPLES (2.9%)
    25,000  Chattem Inc.                     1,763,000(*)(E)        MEDIA (2.1%)
    20,000  NBTY, Inc.                         812,000(*)              40,000  Focus Media Holding ADR             2,320,800(*)(E)
    50,000  Shoppers Drug Mart               2,733,625                 31,000  Lamar Advertising                   1,518,070
                                             5,308,625                                                             3,838,870

DIAGNOSTIC EQUIPMENT (0.3%)                                         MEDICAL EQUIPMENT (2.6%)
    5,000  IDEXX Laboratories                  547,950(*)              20,000  C.R. Bard                           1,763,800
                                                                       31,500  Hologic, Inc.                       1,921,500(*)(E)
ENERGY (9.1%)                                                           5,000  Intuitive Surgical                  1,150,000(*)
    97,500  Denbury Resources                4,357,275(*)
    15,000  Grant Prideco                      817,800(*)(E)                                                       4,835,300
    22,500  National Oilwell Varco           3,251,250(*)
    73,750  Range Resources                  2,998,675              OIL & GAS (1.1%)
                                                                       47,000  Dresser-Rand Group                  2,007,370(*)


See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Growth Portfolio cont'd
-----------------------------------------------

NUMBER OF SHARES                               MARKET VALUE($)(+)                                                        (UNAUDITED)
RETAIL (6.2%)                                                                   TOTAL INVESTMENTS (117.7%)
    19,500  Abercrombie & Fitch                     1,573,650                   (COST $144,015,385)                 215,792,837(##)
    70,000  Coach, Inc.                             3,308,900(*)
    25,000  Dollar Tree Stores                      1,013,500(*)                Liabilities, less cash, receivables
    17,500  GameStop Corp. Class A                    986,125(*)                 and other assets [(17.7%)]         (32,510,924)
    53,500  Nordstrom, Inc.                         2,508,615
    15,000  PETsMART, Inc.                            478,500                   TOTAL NET ASSETS (100.0%)        $  183,281,913
    20,000  Polo Ralph Lauren                       1,555,000
                                                   11,424,290

SEMICONDUCTORS (3.4%)
    25,000  MEMC Electronic Materials               1,471,500(*)
    70,000  Microchip Technology                    2,542,400(E)
    40,500  Varian Semiconductor Equipment          2,167,560(*)
                                                    6,181,460

SOFTWARE (2.6%)
    26,300  ANSYS, Inc.                               898,671(*)
    53,000  Autodesk, Inc.                          2,648,410(*)
    30,000  Citrix Systems                          1,209,600(*)
                                                    4,756,681

TECHNOLOGY (8.3%)
     85,000  Activision, Inc.                       1,835,150(*)
    150,000  Arris Group                            1,852,500(*)(E)
     47,500  Cognizant Technology Solutions         3,789,075(*)
      7,500  Equinix Inc.                             665,175(*)
     65,000  Foundry Networks                       1,155,050(*)
     27,500  GSI Commerce                             731,500(*)(E)
     15,000  Netlogic Microsystems                    541,650(*)(E)
     36,000  NVIDIA Corp.                           1,304,640(*)
     11,500  Sigma Designs                            554,760(*)(E)
     32,000  VMware Inc.                            2,720,000(*)(E)
                                                   15,149,500

TELECOMMUNICATIONS (8.4%)
    80,000  American Tower                          3,483,200(*)
    27,500  Leap Wireless International             2,237,675(*)
    52,800  Metropcs Communications                 1,440,384(*)
    50,000  NeuStar, Inc.                           1,714,500(*)
    55,000  NII Holdings                            4,518,250(*)
    55,000  SBA Communications                      1,940,400(*)
                                                   15,334,409

TRANSPORTATION (1.8%)
    35,000  C. H. Robinson Worldwide                1,900,150(E)
    20,000  Expeditors International                  946,000
    25,000  Knight Transportation                     430,250
                                                    3,276,400

TOTAL COMMON STOCKS
(COST $111,084,983)                               182,862,435

SHORT-TERM INVESTMENTS (17.9%)
            1  Neuberger Berman Prime Money
                Fund Trust Class                            1(@)
   32,930,401  Neuberger Berman Securities
                Lending Quality Fund, LLC          32,930,401(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $32,930,402)                                 32,930,402(#)

See Notes to Schedule of Investments

                                                                                                            SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Guardian Portfolio
------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                            MARKET VALUE($)(+)     NUMBER OF SHARES                               MARKET VALUE($)(+)
COMMON STOCKS (94.6%)                                              SOFTWARE (7.8%)
AUTOMOTIVE (3.8%)                                                      196,600  Intuit, Inc.                         5,956,980(*)
    39,850  BorgWarner, Inc.                        3,647,470          211,950  National Instruments                 7,276,243
    23,475  Toyota Motor ADR                        2,743,289                                                       13,233,223
                                                    6,390,759      TECHNOLOGY (0.2%)
BIOTECHNOLOGY (0.5%)                                                     3,400  Anixter International                  280,330(*)
    57,700  Medarex, Inc.                             817,032(*)   TRANSACTION PROCESSING (2.2%)
CABLE SYSTEMS (8.4%)                                                   128,100  Euronet Worldwide                    3,813,537(*)
   215,600  Comcast Corp. Class A Special           5,165,776(*)   TRANSPORTATION (3.0%)
   188,395  Liberty Global Class A                  7,727,963(*)        89,300  Canadian National Railway            5,090,100
    33,445  Liberty Global Class C                  1,292,984(*)   UTILITIES (3.7%)
                                                   14,186,723          391,953  National Grid                        6,287,171
CONSUMER STAPLES (2.1%)                                            WASTE MANAGEMENT (4.5%)
    59,325  Costco Wholesale                        3,640,775           44,025  Republic Services                    1,440,058
FINANCIAL SERVICES (3.9%)                                              163,550  Waste Management                     6,172,377
   143,225  Citigroup Inc.                          6,684,311                                                        7,612,435
HEALTH PRODUCTS & SERVICES (4.0%)                                  TOTAL COMMON STOCKS
   140,500  UnitedHealth Group                      6,804,415      (COST $112,669,889)                             160,564,706
INDUSTRIAL (8.3%)                                                  SHORT-TERM INVESTMENTS (5.4%)
    58,510  3M Co.                                  5,475,366        9,082,896  Neuberger Berman Prime Money
   103,425  Danaher Corp.                           8,554,282                   Fund Trust Class
                                                   14,029,648                   (COST $9,082,896)                    9,082,896(@)(#)
INSURANCE (5.5%)                                                   TOTAL INVESTMENTS (100.0%)
   146,175  Progressive Corp.                       2,837,257      (COST $121,752,785)                             169,647,602(##)
   160,500  Willis Group Holdings                   6,570,870      Cash, receivables and other assets, less
                                                    9,408,127       liabilities (0.00%)                                 17,312
INTEGRATED ENERGY (4.2%)                                           TOTAL NET ASSETS (100.0%)                     $ 169,664,914
   216,600  BG Group PLC                            3,749,161
    48,500  BP PLC ADR                              3,363,475
                                                    7,112,636
LIFE SCIENCE TOOLS & SUPPLIES (2.2%)
    49,600  Millipore Corp.                         3,759,680(*)
MEDIA (4.4%)
   178,600  E.W. Scripps                            7,501,200
OIL & GAS - EXPLORATION & PRODUCTION (3.0%)
    20,650  Cimarex Energy                            769,212
    89,900  Newfield Exploration                    4,329,584(*)
                                                    5,098,796
OIL SERVICES (0.8%)
    12,325  Schlumberger Ltd.                       1,294,125
PHARMACEUTICAL (3.2%)
    97,825  Novartis AG ADR                         5,376,462
SECURITIES PROCESSING (8.6%)
   163,450  Bank of New York Mellon                 7,214,683
   109,600  State Street                            7,470,336
                                                   14,685,019
SEMICONDUCTORS (10.3%)
   360,400  Altera Corp.                            8,678,432
   239,950  Texas Instruments                       8,779,770
                                                   17,458,202

See Notes to Schedule of Investments

                                                                                                             SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio
------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT($)                                                                             RATING               MARKET
                                                                                           MOODY'S   S&P        VALUE($)(+)
CORPORATE DEBT SECURITIES (96.6%)
AEROSPACE/DEFENSE (1.9%)
                  240,000  L-3 Communications Corp., Guaranteed Senior Unsecured
                           Subordinated Notes, 7.63%, due 6/15/12                          Ba3         BB+          245,400
AIRLINES (1.1%)
                  135,023  Continental Airlines, Inc., Pass-Through Certificates,
                           9.80%, due 4/1/21                                               Ba1         BB+          141,774
APPAREL/TEXTILES (0.7%)
                   85,000  Levi Strauss & Co., Senior Unsubordinated Notes,
                           9.75%, due 1/15/15                                              B2          B+            89,250
AUTO LOANS (8.4%)
                  200,000  Ford Motor Credit Co., Senior Unsecured Notes, 9.75%, due
                           9.75%, due 9/15/10                                              B1          B            204,037
                  185,000  Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11                 B1          B            177,271(OO)
                   80,000  Ford Motor Credit Co., Notes, 7.80%, due 6/1/12                 B1          B             76,104
                  375,000  General Motors Acceptance Corp., Notes, 6.88%, due 9/15/11      Ba1         BB+          356,874
                  275,000  General Motors Acceptance Corp., Unsecured
                           Notes, 7.00%, due 2/1/12                                        Bal         BB+          261,076
                                                                                                                  1,075,362
AUTO PARTS & EQUIPMENT (1.0%)
                   53,000  Goodyear Tire & Rubber Co., Senior Notes, 8.63%, due 12/1/11    Ba3         B             55,385(n)
                   71,000  Goodyear Tire & Rubber Co., Senior Notes, 9.00%, due 7/1/15     Ba3         B             75,793
                                                                                                                    131,178
AUTOMOTIVE (0.5%)
                   75,000  General Motors Corp., Senior Unsubordinated Notes, 8.38%,
                           due 7/15/33                                                     Caa1        B-            65,719(E)
BEVERAGE (0.1%)
                   10,000  Constellation Brands, Inc., Guaranteed Notes, 7.25%, due
                           9/1/16                                                          Ba3         BB-           10,000
BUILDING & CONSTRUCTION (0.1%)
                   10,000  K. Hovnanian Enterprises, Senior Notes, 8.63%, due 1/15/17      Ba3         BB-            8,250(E)
CASH SUBSTITUTE (1.9%)
                  250,000  CDX High Yield, Pass-Through Certificates, 7.63%, due
                           due 6/29/12                                                     B3                       241,562(n)(E)
CHEMICALS (1.3%)
                   45,000  Chemtura Corp., Guaranteed Notes, 6.88%, due 6/1/16             Ba2         BB+           42,750
                   65,000  Hexion US Finance Corp., Guaranteed Notes, 9.75%, due
                           11/15/14                                                        B3          B             71,500
                   50,000  MacDermid, Inc., Senior Subordinated Notes, 9.50%, due
                           4/15/17                                                         Caal        CCC+          48,250(n)
                                                                                                                    162,500
CONSUMER - PRODUCTS (0.1%)
                   15,000  Amscan Holdings, Inc., Senior Subordinated Notes, 8.75%, due
                           5/1/14                                                          Caal        CCC+          13,875
CONSUMER/COMMERCIAL/LEASE FINANCING (0.6%)
                  100,000  Residential Capital LLC, Guaranteed Notes, 6.00%, due
                           2/22/11                                                         Bal         BBB-          81,500

See Notes to Schedule of Investments

                                                                                                            SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT($)                                                                             RATING               MARKET
                                                                                           MOODY'S   S&P        VALUE($)(+)
ELECTRIC - GENERATION (6.3%)
                  110,000  AES Corp., Senior Secured Notes, 9.00%, due 5/15/15             Ba3         BB+          115,500(n)
                  125,000  Dynegy-Roseton Danskamme, Pass-Through Certificates, Ser. B,
                           7.67%, due 11/8/16                                              Ba3         B            125,625
                   15,000  Edison Mission Energy, Senior Unsecured Notes, 7.50%, due
                           6/15/13                                                         B1          BB-           15,375
                  210,000  Edison Mission Energy, Senior Notes, 7.63%, due 5/15/27         B1          BB-          202,650(n)
                  150,000  Mirant Americas Generation, Inc., Senior Unsecured Notes,
                           8.30%, due 5/1/11                                               Caal        B-           151,500
                  160,000  NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14           B1          B            160,400
                   20,000  NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16           B1          B             20,050
                   15,000  NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17          B1          B             15,000
                                                                                                                    806,100
ELECTRONICS (4.3%)
                   20,000  Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.50%,
                           due 5/15/13                                                     Ba2         BB-           19,100
                  190,000  Freescale Semiconductor, Inc., Senior Unsecured Notes,
                           9.13%, due 12/15/14                                             B1          B            175,750
                  200,000  NXP BV Funding LLC, Secured Notes, 7.88%, due 10/15/14          Ba3         BB           192,500
                  180,000  NXP BV Funding LLC, Guaranteed Notes, 9.50%, due 10/15/15       B3          B            167,850
                                                                                                                    555,200
ENERGY-EXPLORATION & PRODUCTION (2.6%)
                  270,000  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due
                           9/15/13                                                         Ba2         BB           277,425
                   55,000  Forest Oil Corp., Guaranteed Senior Unsecured  Notes, 7.75%,
                           due 5/1/14                                                      B1          B+            55,825
                    5,000  Newfield Exploration Co., Senior Subordinated Notes, 6.63%,
                           due 9/1/14                                                      Ba3         BB-            4,912
                                                                                                                    338,162
ENVIRONMENTAL (0.2%)
                   30,000  Allied Waste North America, Inc., Secured Notes, Ser. B,
                           5.75%, due 2/15/11                                              B1          BB+           29,475(E)
FOOD & DRUG RETAILERS (0.4%)
                   50,000  Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17            Caa1        CCC+          46,750(n)
FORESTRY/PAPER (0.7%)
                   50,000  Bowater, Inc., Debentures, 9.00%, due 8/1/09                    B3          B             47,000
                   40,000  Graphic Packaging Int'l, Inc., Guaranteed Notes, 8.50%, due
                           8/15/11                                                         B2          B-            40,700
                                                                                                                     87,700
GAMING (4.1%)
                   45,000  Chukchansi Economic Development Authority, Senior Notes,
                           8.00%, due 11/15/13                                             B2          BB-           45,450(n)
                   55,000  Fontainebleau Las Vegas Holdings LLC, Second Mortgage,
                           10.25%, due 6/15/15                                             Caal        CCC+          51,563(n)
                   60,000  Majestic Star LLC, Senior Unsecured Notes, 9.75%, due
                           1/15/11                                                         Caal        CCC+          50,400
                   30,000  MGM Grand, Inc., Guaranteed Senior Notes, 6.00%, due 10/1/09    Ba2         BB            29,775
                   55,000  Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14     B3          B             60,362(n)
                  105,000  San Pasqual Casino, Notes, 8.00%, due 9/15/13                   B2          B+           106,050(n)

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT($)                                                                             RATING               MARKET
                                                                                           MOODY'S   S&P        VALUE($)(+)
                   85,000  Shingle Springs Tribal Gaming Authority, Senior Notes,
                           9.38%, due 6/15/15                                              B3          B               85,850(n)
                   20,000  Station Casinos, Inc., Senior Unsecured Subordinated Notes,
                           6.88%, due 3/1/16                                               Ba3         B               17,400
                   80,000  Station Casinos, Inc., Senior Unsecured Notes, 7.75%, due
                           8/15/16                                                         Ba2         B+              79,200
                                                                                                                      526,050
GAS DISTRIBUTION (5.2%)
                   35,000  AmeriGas Partners, L.P., Senior Unsecured Notes, 7.25%, due
                           5/20/15                                                         B1                          34,475
                   50,000  El Paso Natural Gas Co., Bonds, 8.38%, due 6/15/32              Baa3        BB              58,759
                  100,000  Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due
                           6/15/12                                                         B2          B-             102,500
                  160,000  Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due
                           9/1/12                                                          Ba2         BB-            158,424
                   40,000  Kinder Morgan, Inc., Guaranteed Notes, 5.70%, due 1/5/16        Ba2         BB-             36,358
                   59,000  Regency Energy Partners, Senior Unsecured Notes, 8.38%, due
                           12/15/13                                                        B1          B               61,802(n)
                  225,000  Sabine Pass L.P., Secured Notes, 7.50%, due 11/30/16            Ba3         BB             221,625
                                                                                                                      673,943
HEALTH SERVICES (8.4%)
                   65,000  Community Health Systems, Inc., Senior Notes, 8.88%, due
                           7/15/15                                                         B3          B-              66,788(n)
                   50,000  HCA, Inc., Secured Notes, 9.25%, due 11/15/16                   B2          BB-             53,125(n)
                  290,000  HCA, Inc., Secured Notes, 9.63%, due 11/15/16                   B2          BB-            309,575(n)(OO)
                   15,000  LVB Acquisition Merger, Inc., Senior Subordinated Notes,
                           11.63%, due 10/15/17                                            Caal        B-              14,666(n)
                   50,000  NMH Holdings, Inc., Senior Unsecured Notes, Zero Coupon
                           Bond, due 6/15/14                                               Caa2        CCC+            48,750(n)
                   40,000  Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due
                           10/1/14                                                         B1          BB-             41,100
                   75,000  Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due
                           4/1/15                                                          B1          BB-             74,437
                   35,000  Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due
                           4/1/27                                                          B1          BB-             32,725
                  115,000  Tenet Healthcare Corp., Senior Notes, 9.88%, due 7/1/14         Caa1        CCC+           105,225
                   95,000  US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12         B2          CCC+            95,712
                   45,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10         Ba1         BB+             45,563
                   15,000  Ventas Realty L.P., Senior Notes, 6.63%, due 10/15/14           Ba1         BB+             14,963
                   60,000  Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15         Ba1         BB+             61,200
                   90,000  Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16         Ba1         BB+             88,650
                   20,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17         Ba1         BB+             19,950
                                                                                                                    1,072,429
HOTELS (0.5%)
                   50,000  Host Hotels & Resorts L.P., Secured Notes, 6.88%, due
                           11/1/14                                                                     BB              49,875
                   15,000  Host Marriott L.P., Guaranteed Notes, 7.13%, due 11/1/13        Ba1         BB              15,113
                                                                                                                       64,988

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT($)                                                                             RATING               MARKET
                                                                                           MOODY'S   S&P        VALUE($)(+)
INVESTMENTS & MISC. FINANCIAL SERVICES (1.3%)
                  150,000  Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13         Caa1        B-           143,625
                   30,000  Cardtronics, Inc., Senior Subordinated Notes, Ser. B, 9.25%,
                           due 8/15/13                                                     Caal        B-            28,725(n)
                                                                                                                    172,350
MEDIA - BROADCAST (4.2%)
                  205,000  CMP Susquehanna Corp., Guaranteed Notes, 9.88%, due 5/15/14     Caa1        CCC          190,650
                   30,000  Entercom Radio/Capital, Guaranteed Senior Unsecured Notes,
                           7.63%, due 3/1/14                                               B1          B             29,550
                   40,000  LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due
                           5/15/13                                                         B1          B-            38,900
                  100,000  LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13      B1          B-            97,250
                  135,000  Univision Communications, Inc., Senior Notes, 9.75%, due
                           3/15/15                                                         B3          CCC+         131,625(n)(E)
                   50,000  Young Broadcasting, Inc., Guaranteed Senior Subordinated
                           Notes, 10.00%, due 3/1/11                                       Caal        CCC-          46,125
                                                                                                                    534,100
MEDIA - CABLE (7.0%)
                  100,000  CCH I Holdings LLC, Secured Notes, 11.00%, due 10/1/15          Caa2        CCC          101,250
                   60,000  CCH II Holdings LLC, Senior Unsecured Notes, 10.25%, due
                           9/15/10                                                         Caa2        CCC           61,350
                  230,000  Charter Communications Operating LLC, Senior Notes, 8.38%,
                           due 4/30/14                                                     B3          B+           231,150(n)
                  180,000  DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13          Ba3         BB-          186,975
                    5,000  DirecTV Holdings LLC, Guaranteed Notes, 6.38%, due 6/15/15      Ba3         BB-            4,744
                   90,000  EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11        Ba3         BB-           90,450
                  210,000  EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13        Ba3         BB-          214,725
                   10,000  EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16         Ba3         BB-           10,275
                                                                                                                    900,919
MEDIA - DIVERSIFIED (0.5%)
                   70,000  Quebecor Media, Inc., Notes, 7.75%, due 3/15/16                 B2          B             67,200(n)(O)
MEDIA - SERVICES (2.3%)
                   80,000  Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13          Ba3         B             80,400
                  120,000  WMG Acquisition Corp., Senior Subordinated Notes, 7.38%, due
                           4/15/14                                                         B2          B            104,400
                  165,000  WMG Holdings Corp., Guaranteed Notes, Step-Up, 0.00%/9.50%,
                           due 12/15/14                                                    B2          B            115,500(^^)
                                                                                                                    300,300
METALS/MINING EXCLUDING STEEL (5.1%)
                   95,000  Aleris Int'l, Inc., Guaranteed Notes, 9.00%, due 12/15/14       B3          B-            87,875
                  105,000  Aleris Int'l, Inc., Guaranteed Notes, 10.00%, due 12/15/16      Caa1        B-            92,925
                  125,000  Arch Western Finance Corp., Guaranteed Notes, 6.75%, due
                           7/1/13                                                          B1          BB-          122,500
                   10,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes,
                           8.25%, due 4/1/15                                               Ba3         BB            10,800
                   55,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes,
                           8.38%, due 4/1/17                                               Ba3         BB            60,087

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT($)                                                                             RATING               MARKET
                                                                                           MOODY'S   S&P        VALUE($)(+)
                  220,000  Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13        B2          B+           205,150
                   80,000  Peabody Energy Corp., Guaranteed Senior Notes, Ser. B,
                           6.88%, due 3/15/13                                              Ba1         BB            80,800(E)
                                                                                                                    660,137
NON-FOOD & DRUG RETAILERS (2.1%)
                   40,000  Blockbuster, Inc., Senior Subordinated Notes, 9.00%, due
                           9/1/12                                                          Caa2        CCC           36,000
                   50,000  Claire's Stores, Inc., Guaranteed Notes, 9.63%, due 6/1/15      Caa1        CCC+          41,125(n)
                  120,000  GSC Holdings Corp., Guaranteed Notes, 8.00%, due 10/1/12        Ba3         BB           124,800
                   65,000  Michaels Stores, Inc., Guaranteed Notes, 11.38%, due 11/1/16    Caa1        CCC           66,462
                                                                                                                    268,387
PACKAGING (5.6%)
                  350,000  Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12     Ba1         BB           354,375
                   75,000  Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15       B1          B             77,437
                   70,000  Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due
                           10/15/14                                                        Caal        CCC+          69,300(E)
                   70,000  Owens-Brockway Glass Container, Inc., Guaranteed Notes,
                           8.88%, due 2/15/09                                              Ba2         BB            71,050
                  135,000  Owens-Brockway Glass Container, Inc., Guaranteed Notes,
                           8.75%, due 11/15/12                                             Ba2         BB           141,244
                                                                                                                    713,406
PRINTING & PUBLISHING (4.7%)
                   10,000  Dex Media West LLC, Senior Unsecured Notes, Ser. B, 8.50%,
                           due 8/15/10                                                     Ba3         B             10,275
                   75,000  Dex Media West LLC, Guaranteed Notes, Ser. B, 9.88%, due
                           8/15/13                                                         B1          B             79,781
                  140,000  Dex Media, Inc., Senior Disc. Notes, Step-Up, 0.00%/9.00%,
                           due 11/15/13                                                    B2          B            131,600(^^)
                  195,000  Idearc, Inc., Guaranteed Notes, 8.00%, due 11/15/16             B2          B+           194,513
                   85,000  R.H. Donnelley Corp., Senior Unsecured Notes, 6.88%, due
                           1/15/13                                                         B3          B             80,325
                  115,000  Reader's Digest Association, Inc., Senior Subordinated
                           Notes, 9.00%, due 2/15/17                                       Caa1        CCC+         103,500(n)
                                                                                                                    599,994
RAILROADS (1.7%)
                   20,000  Kansas City Southern Mexico, Senior Notes, 7.38%, due 6/1/14    B2          B+            19,550(n)
                  195,000  TFM SA de C.V., Senior Notes, 9.38%, due 5/1/12                 B2                       204,263
                                                                                                                    223,813
REAL ESTATE DEV. & MGT. (1.7%)
                  170,000  American Real Estate Partners, L.P., Senior Notes, 8.13%,
                           due 6/1/12                                                      Ba3         BB+          168,513
                   60,000  Realogy Corp., Senior Notes, 11.00%, due 4/15/14                Caa1        B-            49,425(n)
                                                                                                                    217,938
RESTAURANTS (0.5%)
                   75,000  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14            Caa1        B-            68,250
STEEL PRODUCERS/PRODUCTS (1.2%)
                   45,000  Metals U.S.A. Holdings Corp., Senior Floating Rate Notes,
                           11.23%, due 10/1/07                                             Caal        CCC           41,850(n)(u)

See Notes to Schedule of Investments

                                                                                                                SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT($)                                                                             RATING               MARKET
                                                                                           MOODY'S   S&P        VALUE($)(+)
                  120,000  Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15        B3         B-               117,300
                                                                                                                       159,150
SUPPORT-SERVICES (1.3%)
                   30,000  Aramark Corp., Guaranteed Notes, 8.50%, due 2/1/15              B3         B-                30,600
                  140,000  Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due
                           2/1/15                                                          B2         B-               135,800(n)
                                                                                                                       166,400
TELECOM - INTEGRATED/SERVICES (6.3%)
                  100,000  Citizens Utilities Co., Senior Unsecured Notes, 6.63%, due
                           3/15/15                                                         Ba2        BB+               98,000
                   70,000  Dycom Industries, Inc., Guaranteed Notes, 8.13%, due
                           10/15/15                                                        Ba3        B+                71,225
                  125,000  Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes,
                           8.63%, due 1/15/15                                              B2         B                127,500
                   75,000  Nordic Telephone Co. Holdings, Secured Notes, 8.88%, due
                           5/1/16                                                          B2         B                 79,125(n)
                   95,000  Qwest Corp., Senior Notes, 7.88%, due 9/1/11                    Ba1        BBB-              99,750
                    5,000  Qwest Corp., Notes, 8.88%, due 3/15/12                          Ba1        BBB-               5,456
                   35,000  Qwest Corp., Senior Unsecured Notes, 7.50%, due 10/1/14         Ba1        BBB-              36,400
                   75,000  Qwest Corp., Senior Notes, 7.63%, due 6/15/15                   Ba1        BBB-              78,562
                  150,000  Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13           Ba3        BB-              157,875
                   50,000  Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16           Ba3        BB-               53,313
                                                                                                                       807,206
TELECOM - WIRELESS (0.2%)
                   20,000  Dobson Cellular Systems, Secured Notes, 8.38%,
                           due 11/1/11                                                     Ba2        B+                21,225

THEATERS & ENTERTAINMENT (0.5%)
                   65,000  AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%,
                           due 8/15/12                                                     Ba3        B-                66,788
                           TOTAL CORPORATE DEBT SECURITIES (COST $12,355,736)                                       12,414,730
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (5.5%)
                  126,252  Neuberger Berman Prime Money Fund Trust Class                                               126,252(@)
                  577,101  Neuberger Berman Securities Lending Quality Fund,
                           LLC                                                                                         577,101(++)
                           TOTAL SHORT-TERM INVESTMENTS (COST $703,353)                                                703,353(#)

                           TOTAL INVESTMENTS (102.1%) (COST $13,059,089)                                            13,118,083(##)

                           Liabilities, less cash, receivables and other assets [(2.1%)]                             (271,206)

                           TOTAL NET ASSETS (100.0%)                                                               $12,846,877

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS International Portfolio
-----------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                      MARKET VALUE($)(+)  NUMBER OF SHARES                      MARKET VALUE($)(+)
COMMON STOCKS (90.1%)                                                     GREECE (0.5%)
ARGENTINA (1.0%)                                                               62,066  Titan Cement                     3,207,349
         116,585  Tenaris SA ADR                         6,134,703        HONG KONG (1.1%)
AUSTRALIA (2.6%)                                                            9,035,715  TPV Technology                   6,485,755
       1,159,737  Paladin Resources                      7,965,177(*)(E)  IRELAND (6.8%)
         171,093  Woodside Petroleum                     7,621,333(E)         184,503  Allied Irish Banks               4,430,469
                                                        15,586,510            682,883  Anglo Irish Bank                12,658,839
AUSTRIA (0.7%)                                                                      2  C&C Group                               16
         101,770  Zumtobel AG                            3,874,675            337,752  CRH PLC                         13,311,904
BELGIUM (4.5%)                                                                 86,860  DCC PLC                          2,576,092
         148,369  Euronav SA                             4,665,046(E)       1,545,361  Dragon Oil PLC                   7,114,063(*)
         116,340  Fortis                                 3,425,731                                                     40,091,383
          36,046  ICOS Vision Systems NV                 1,737,313(*)     ITALY (2.4%)
         144,346  InBev NV                              13,082,564            433,418  Marazzi Group                    5,426,323(E)
         272,190  Option NV                              3,450,469(*)(E)      729,985  Milano Assicurazioni             6,110,212
                                                        26,361,123            305,955  Nice SPA                         2,360,256
BRAZIL (2.7%)                                                                                                          13,896,791
         326,229  Natura Cosmeticos SA                   3,915,460        JAPAN (12.8%)
         157,400  Petroleo Brasileiro ADR               11,883,700            157,000  Aica Kogyo                       1,718,095
                                                        15,799,160            229,800  Bosch Corp.                      1,116,340(E)
CANADA (10.9%)                                                                299,000  CHIYODA Corp.                    5,388,325
         258,475  Addax Petroleum                       10,194,515            282,900  F.C.C. Co.                       5,098,185
         164,070  Canadian Natural Resources            12,463,811              2,680  Fullcast Co., Ltd.               1,703,217(E)
         100,010  Corus Entertainment, Inc. B                                  34,270  Gulliver International Co. Ltd.  1,623,025
                   Shares                                4,734,802            385,700  Heiwa Corp.                      4,539,820
         898,920  First Calgary Petroleums Ltd.          4,365,137(*)          57,300  Hogy Medical Co.                 2,698,759
         271,203  MacDonald Dettwiler                   12,433,375(*)          62,900  IBIDEN Co., Ltd.                 5,295,286
         103,440  Stantec, Inc.                          3,387,162(*)         182,600  Kaga Electronics Co., Ltd.       2,829,652
         109,359  Suncor Energy                         10,385,614            210,500  Mars Engineering                 3,866,757
         315,240  Talisman Energy                        6,189,753            145,800  Maruichi Steel Tube              3,642,937(E)
                                                        64,154,169            155,800  Nihon Kohden Corp.               2,861,951
FRANCE (7.6%)                                                                 845,000  Nissan Motor                     8,467,288(E)
          49,263  BNP Paribas                            5,390,721              1,606  Pasona, Inc.                     2,153,171(E)
          84,745  Groupe Steria SCA                      4,288,686             97,200  Sankyo Co.                       3,934,880
         132,502  Ipsos                                  4,938,923            386,000  Sumitomo Metal Industries        2,251,513
          70,478  Kaufman & Broad SA                     4,346,542            347,000  Takuma Co.                       1,990,798(E)
          13,800  Pernod Ricard SA                       3,011,341             93,489  TENMA Corp.                      1,608,273
          13,740  Societe Generale                       2,305,651            188,300  TOPCON Corp.                     3,360,597
          90,230  Total SA ADR                           7,311,337            810,000  Toray Industries                 6,431,202(E)
          46,303  Vallourec SA                          13,337,201            107,200  Yamaha Motor                     2,734,480
                                                        44,930,402                                                     75,314,551
GERMANY (12.2%)                                                           KOREA (2.1%)
         285,068  C.A.T. Oil AG                          7,296,543(*)         245,155  KT Corp. ADR                     6,141,133(E)
          62,501  Continental AG                         8,643,176            205,295  SK Telecom ADR                   6,097,261(E)
         380,920  Depfa Bank PLC                         7,886,869                                                     12,238,394
          95,340  Gerresheimer AG                        5,132,114(*)     NETHERLANDS (1.2%)
          67,300  Hypo Real Estate Holding AG            3,827,141(E)          90,230  OPG Groep NV                     2,933,526
         102,815  Kloeckner & Co. AG                     7,106,139            248,824  Wavin NV                         4,449,324
         132,355  Leoni AG                               8,075,824                                                      7,382,850
          47,360  Pfeiffer Vacuum Technology AG          4,297,799        NORWAY (2.3%)
          52,347  Wacker Chemie AG                      12,251,351             543,990  DnB NOR ASA                      8,344,627
          93,483  Wincor Nixdorf AG                      7,731,519             286,330  Prosafe ASA                      5,109,195
                                                        72,248,475                                                      13,453,822

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS International Portfolio cont'd
------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                       MARKET VALUE($)(+)
SPAIN (0.4%)                                                              TOTAL INVESTMENTS (109.2%)
          78,888  Renta Corp. Real Estate SA               2,616,525      (COST $603,201,383)                      644,331,350(##)
                                                                          Liabilities, less cash, receivables and
SWEDEN (0.3%)                                                               other assets [(9.2%)]                  (54,197,989)
         154,410  Nobia AB                                 1,485,610
SWITZERLAND (1.6%)                                                        TOTAL NET ASSETS (100.0%)              $ 590,133,361
          46,722  Advanced Digital Broadcast               1,966,397(*)
          86,927  Swiss Re                                 7,742,607
                                                           9,709,004
UNITED KINGDOM (16.4%)
         493,455  Amlin PLC                                3,326,658
         314,749  Barclays PLC                             3,834,876
         299,101  Barratt Developments                     4,577,461
         652,169  Burren Energy                           11,208,427
         403,300  Experian Group Ltd.                      4,266,031
          96,768  GlaxoSmithKline PLC                      2,567,893
         263,585  Informa PLC                              2,699,169
         908,604  Lloyds TSB Group PLC                    10,085,086
         161,330  Northern Rock                              591,505
         186,690  Northgate PLC                            3,533,198
         300,970  Paragon Group Cos. PLC                   1,848,892
         478,565  Premier Foods PLC                        2,183,489
         385,848  Punch Taverns PLC                        7,783,921
         460,790  Raymarine PLC                            2,404,077
         486,423  Redrow PLC                               4,023,179
         417,354  RPS Group                                2,892,605
         555,300  Sepura Ltd.                              1,982,569(*)
         581,242  Tullow Oil PLC                           7,087,752
       3,806,676  Vodafone Group                          13,746,618
         469,262  William Hill                             6,178,303
                                                          96,821,709
TOTAL COMMON STOCKS
(COST $505,353,434)                                      531,792,960
PREFERRED STOCKS (6.6%)
BRAZIL (4.8%)
         633,475  Companhia Vale do Rio Doce ADR          18,022,364(E)
          46,255  Ultrapar Participacoes                   1,792,917
         130,645  Ultrapar Participacoes ADR               5,059,881
         524,452  Universo Online SA                       3,361,872(*)
                                                          28,237,034
GERMANY (1.8%)
           5,028  Porsche AG                              10,680,880
TOTAL PREFERRED STOCKS
(COST $24,120,762)                                        38,917,914
SHORT-TERM INVESTMENTS (12.4%)
      13,127,765  Neuberger Berman Prime Money
                   Fund Trust Class                       13,127,765(@)
      59,875,582  Neuberger Berman Securities
                   Lending Quality Fund, LLC              59,875,582(++)
TOTAL SHORT-TERM INVESTMENTS
(COST $73,003,347)                                        73,003,347(#)
RIGHTS (0.1%)
BELGIUM (0.1%)
         116,340  Fortis (Cost $723,840)                     617,129(*)

  See Notes to Schedule of Investments

                                                                         SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS International Portfolio
-----------------------------------------------


SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

                                               MARKET VALUE(+)                PERCENTAGE OF
INDUSTRY                                       (000's OMITTED)                 NET ASSETS
Oil & Gas                                      $  104,891,551                     17.8%
Banks                                              65,247,536                     11.1%
Capital Goods                                      57,601,440                      9.8%
Automobiles & Components                           40,965,353                      6.9%
Commercial Services & Supplies                     31,165,962                      5.3%
Technology - Hardware                              30,135,506                      5.1%
Telecommunications - Wireless                      25,985,012                      4.4%
Chemicals                                          20,822,244                      3.5%
Materials - Metals & Mining                        20,273,877                      3.4%
Construction Materials                             20,162,190                      3.4%
Hotels, Restaurants & Leisure                      18,502,044                      3.1%
Insurance                                          17,179,477                      2.9%
Consumer Durables & Apparel                        14,432,792                      2.4%
Health Care Equipment & Services                   13,626,350                      2.3%
Food, Beverage & Tobacco                           13,082,580                      2.2%
Media                                              12,372,894                      2.1%
Energy                                             12,330,314                      2.1%
Consumer Discretionary                             10,696,462                      1.8%
Energy Services & Equipment                         9,774,241                      1.7%
Materials                                           6,431,202                      1.1%
Software                                            4,288,686                      0.7%
Household & Personal Products                       3,915,460                      0.7%
Technology - Software                               3,361,872                      0.6%
Consumer Staples                                    3,011,341                      0.5%
Real Estate                                         2,616,525                      0.5%
Pharmaceuticals & Biotechnology                     2,567,893                      0.4%
Food & Beverage                                     2,183,489                      0.4%
Telecommunications - Diversified                    1,966,397                      0.3%
Technology - Semiconductor                          1,737,313                      0.3%
Other Assets-Net                                   18,805,358                      3.2%
                                                  -----------                    ------
                                               $  590,133,361                    100.0%
                                                  -----------                    ------

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio
------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                             MARKET VALUE($)(+)      NUMBER OF SHARES                             MARKET VALUE($)(+)
COMMON STOCKS (94.3%)                                                   280,000  Range Resources                    11,384,800
                                                                        177,500  Smith International                12,673,500
AEROSPACE (5.5%)                                                        155,000  XTO Energy                          9,585,200
   269,800  BE Aerospace                        11,204,794(*)                                                       82,892,320
   450,000  CAE, Inc.                            6,043,500           FINANCIAL SERVICES (6.2%)
   167,500  Precision Castparts                 24,786,650              200,000  AerCap Holdings NV                  4,978,000(*)
   152,000  Rockwell Collins                    11,102,080               50,500  AllianceBernstein Holding           4,447,535
                                                53,137,024               22,500  CME Group                          13,215,375
BASIC MATERIALS (2.8%)                                                   92,500  GFI Group                           7,966,100(*)(E)
   233,500  Airgas, Inc.                        12,055,605               55,000  IntercontinentalExchange Inc.       8,354,500(*)
   170,000  Ecolab Inc.                          8,024,000              182,500  Lazard Ltd.                         7,738,000
    62,500  Freeport-McMoRan Copper & Gold       6,555,625               55,000  MasterCard, Inc. Class A            8,138,350(E)
                                                26,635,230               72,500  Northern Trust                      4,804,575
BIOTECHNOLOGY (4.5%)                                                                                                59,642,435
    55,000  Amylin Pharmaceuticals               2,750,000(*)(E)     HEALTH CARE (9.1%)
   310,000  Celgene Corp.                       22,106,100(*)           270,000  Allscripts Healthcare Solutions     7,298,100(*)(E)
   110,000  Myriad Genetics                      5,736,500(*)(E)        211,800  Cerner Corp.                       12,667,758(*)(E)
   200,000  Pharmaceutical Product                                      298,500  Cytyc Corp.                        14,223,525(*)
             Development                         7,088,000               80,000  Express Scripts                     4,465,600(*)
    75,000  United Therapeutics                  4,990,500(*)(E)        140,000  Gen-Probe                           9,321,200(*)
                                                42,671,100               62,500  Healthways, Inc.                    3,373,125(*)(E)
BUSINESS SERVICES (7.2%)                                                 41,000  IDEXX Laboratories                  4,493,190(*)
    55,000  Alliance Data Systems                4,259,200(*)           112,000  NBTY, Inc.                          4,547,200(*)
   350,000  CB Richard Ellis Group               9,744,000(*)(E)        247,500  Psychiatric Solutions               9,721,800(*)(E)
   225,000  Corrections Corporation of                                   87,500  Shire PLC ADR                       6,473,250
             America                             5,888,250(*)           205,000  VCA Antech                          8,558,750(*)
   125,000  DeVry, Inc.                          4,626,250               40,000  WebMD Health Class A                2,084,000(*)(E)
   105,000  IHS Inc.                             5,931,450(*)                                                       87,227,498
   285,000  Iron Mountain                        8,686,800(*)        INDUSTRIAL (3.0%)
   122,500  Stericycle, Inc.                     7,002,100(*)           122,000  Danaher Corp.                      10,090,620
    27,500  Strayer Education                    4,637,325              162,500  Fastenal Co.                        7,379,125(E)
   300,000  Trimble Navigation                  11,763,000(*)            76,000  Fluor Corp.                        10,942,480(E)
   165,000  VistaPrint Ltd.                      6,166,050(*)(E)                                                    28,412,225
                                                68,704,425           LEISURE (5.4%)
CABLE SYSTEMS (0.6%)                                                    180,000  Gaylord Entertainment               9,579,600(*)
   133,000  Liberty Global Class A               5,455,660(*)            55,000  International Game Technology       2,370,500
COMMUNICATIONS EQUIPMENT (2.0%)                                         135,600  Orient-Express Hotel                6,952,212
   130,000  F5 Networks                          4,834,700(*)(E)        155,000  Penn National Gaming                9,148,100(*)
   110,000  Harris Corp.                         6,356,900              250,000  Scientific Games Class A            9,400,000(*)
   207,500  Juniper Networks                     7,596,575(*)            76,600  Vail Resorts                        4,771,414(*)(E)
                                                18,788,175              285,000  WMS Industries                      9,433,500(*)
CONSUMER STAPLES (3.6%)                                                                                             51,655,326
   125,000  Chattem Inc.                         8,815,000(*)(E)     MEDIA (1.9%)
   105,000  Corn Products International          4,816,350(E)           184,500  Focus Media Holding ADR            10,704,690(*)(E)
   180,000  Hansen Natural                      10,202,400(*)           145,000  Lamar Advertising                   7,100,650
   200,000  Shoppers Drug Mart                  10,934,500                                                          17,805,340
                                                34,768,250           MEDICAL EQUIPMENT (3.7%)
ENERGY (8.6%)                                                           102,500  C.R. Bard                           9,039,475
   320,000  Denbury Resources                   14,300,800(*)           128,000  Hologic, Inc.                       7,808,000(*)(E)
   210,000  Dresser-Rand Group                   8,969,100(*)            40,000  Intuitive Surgical                  9,200,000(*)
    76,000  Grant Prideco                        4,143,520(*)           138,000  Kyphon Inc.                         9,660,000(*)
   155,000  ION Geophysical                      2,143,650(*)(E)                                                    35,707,475
    75,000  Murphy Oil                           5,241,750           RETAIL (6.3%)
   100,000  National Oilwell Varco              14,450,000(*)            87,000  Abercrombie & Fitch                 7,020,900(E)
                                                                        230,000  Bare Escentuals                     5,720,100(*)(E)

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio cont'd
-------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE($)(+)
   350,000  Coach, Inc.                            16,544,500(*)     TOTAL INVESTMENTS (120.4%) #
   120,000  Dollar Tree Stores                      4,864,800(*)     (COST $828,695,707)                           1,153,428,382(##)
    85,000  GameStop Corp. Class A                  4,789,750(*)     Liabilities, less cash, receivables and
   220,000  Nordstrom, Inc.                        10,315,800(E)       other assets [(20.4%)]                       (195,127,684)
   100,000  PETsMART, Inc.                          3,190,000
   103,500  Polo Ralph Lauren                       8,047,125        TOTAL NET ASSETS (100.0%)                     $ 958,300,698
                                                   60,492,975
SEMICONDUCTORS (2.8%)
   114,000  Altera Corp.                            2,745,120
   130,000  MEMC Electronic Materials               7,651,800(*)
   240,000  Microchip Technology                    8,716,800(E)
   152,500  Varian Semiconductor Equipment          8,161,800(*)
                                                   27,275,520
SOFTWARE (2.3%)
   125,000  ANSYS, Inc.                             4,271,250(*)
   190,000  Autodesk, Inc.                          9,494,300(*)
   130,500  Citrix Systems                          5,261,760(*)
    75,000  Cognos, Inc.                            3,114,750(*)
                                                   22,142,060
TECHNOLOGY (11.1%)
   425,000  Activision, Inc.                        9,175,750(*)
   760,000  Arris Group                             9,386,000(*)(E)
   228,000  Cognizant Technology Solutions         18,187,560(*)
    65,000  CommScope, Inc.                         3,265,600(*)
    36,000  Equinix Inc.                            3,192,840(*)(E)
   320,000  Foundry Networks                        5,686,400(*)
   170,000  GSI Commerce                            4,522,000(*)
   165,000  Intuit Inc.                             4,999,500(*)
   105,000  Netlogic Microsystems                   3,791,550(*)(E)
   157,500  NVIDIA Corp.                            5,707,800(*)(E)
   270,000  SBA Communications                      9,525,600(*)(E)
    60,000  Sigma Designs                           2,894,400(*)(E)
   295,000  VeriFone Holdings                      13,077,350(*)(E)
   150,000  VMware Inc.                            12,750,000(*)(E)
                                                  106,162,350
TELECOMMUNICATIONS (6.0%)
   236,500  American Tower                         10,297,210(*)
   145,000  Leap Wireless International            11,798,650(*)
   245,000  Metropcs Communications                 6,683,600(*)
   210,000  NeuStar, Inc.                           7,200,900(*)
   257,500  NII Holdings                           21,153,625(*)
                                                   57,133,985
TRANSPORTATION (1.7%)
   150,000  C.H. Robinson Worldwide                 8,143,500(E)
   138,500  Expeditors International                6,551,050(E)
   110,000  Knight Transportation                   1,893,100(E)
                                                   16,587,650
TOTAL COMMON STOCKS
(COST $578,564,348)                               903,297,023

SHORT-TERM INVESTMENTS (26.1%)
 67,665,558  Neuberger Berman Prime Money
              Fund Trust Class                     67,665,558(@)
182,465,801  Neuberger Berman Securities
              Lending Quality Fund, LLC           182,465,801(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $250,131,359)                               250,131,359(#)

See Notes to Schedule of Investments

                                                                                                                 SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Partners Portfolio
------------------------------------------
(UNAUDITED)



NUMBER OF SHARES                            MARKET VALUE($)(+)   NUMBER OF SHARES                                 MARKET VALUE($)(+)
COMMON STOCKS (98.8%)                                                 204,300  Assurant, Inc.                       10,930,050
AUTO RELATED (1.2%)                                                     3,880  Berkshire Hathaway Class B           15,333,760(*)
         161,300  Harley-Davidson                  7,453,673           67,800  Hartford Financial Services Group     6,274,890
BANKING & FINANCIAL (0.5%)                                                                                          57,434,725
         164,098  Countrywide Financial            3,119,503(E)  MACHINERY & EQUIPMENT (5.2%)
BUSINESS SERVICES - IT BUSINESS SERVICES (0.8%)                        99,100  Caterpillar Inc.                      7,772,413
          91,200  Affiliated Computer Services     4,581,888(*)       187,550  Joy Global                            9,538,793
COAL (0.7%)                                                           159,300  Terex Corp.                          14,180,886(*)
          88,000  Peabody Energy                   4,212,560                                                        31,492,092
DEFENSE (1.6%)                                                   MATERIALS (2.4%)
          95,200  L-3 Communications Holdings      9,723,728          110,130  Cemex SAB de C.V. ADR                 3,295,090(*)(E)
ELECTRIC UTILITIES (4.1%)                                             169,900  Xstrata PLC                          11,276,633
         170,000  FirstEnergy Corp.               10,767,800                                                        14,571,723
         102,400  Mirant Corp.                     4,165,632(*)  METALS (5.7%)
         232,400  NRG Energy                       9,828,196(*)       185,100  Freeport-Mcmoran Copper & Gold       19,415,139
                                                  24,761,628          317,700  Sterlite Industries (India) ADR       5,877,450(*)
ENERGY SERVICES & EQUIPMENT (5.4%)                                    199,800  Teck Cominco Class B                  9,532,458
         222,400  Halliburton Co.                  8,540,160                                                        34,825,047
          89,700  National Oilwell Varco          12,961,650(*)  OIL & GAS (11.7%)
         232,200  Noble Corp.                     11,389,410          170,900  Canadian Natural Resources           12,945,675(E)
                                                  32,891,220          177,100  Denbury Resources                     7,914,599(*)
FINANCE (0.8%)                                                         87,600  EOG Resources                         6,336,108
          94,500  Moody's Corp.                    4,762,800           66,800  Exxon Mobil                           6,183,008
FINANCIAL SERVICES (5.6%)                                             149,700  Petroleo Brasileiro ADR              11,302,350(E)
          63,600  Goldman Sachs Group             13,784,664          109,200  Southwestern Energy                   4,570,020(*)
         139,900  Merrill Lynch                    9,972,072          106,400  Suncor Energy                        10,087,784
         162,800  Morgan Stanley                  10,256,400          297,245  Talisman Energy                       5,855,726
                                                  34,013,136           95,733  XTO Energy                            5,920,129
FOOD & BEVERAGE (4.5%)                                                                                              71,115,399
         428,300  ConAgra, Inc.                   11,191,479     PERSONAL PRODUCTS (1.0%)
         479,400  Constellation Brands            11,606,274(*)       144,000  NBTY, Inc.                            5,846,400(*)
         261,500  Tyson Foods                      4,667,775     PHARMACEUTICAL (1.9%)
                                                  27,465,528          158,400  Shire PLC ADR                        11,718,432
HEALTH CARE (5.2%)                                               PUBLISHING (1.1%)
          58,900  Medtronic, Inc.                  3,322,549          135,000  McGraw-Hill Cos.                      6,872,850
         224,900  UnitedHealth Group              10,891,907     RETAIL (7.8%)
          99,800  Wellpoint Inc.                   7,876,216(*)       166,900  Best Buy                              7,680,738(E)
         119,900  Zimmer Holdings                  9,710,701(*)       155,700  J.C. Penney .                         9,866,709
                                                  31,801,373          281,000  Liz Claiborne                         9,646,730
HOME BUILDERS (2.4%)                                                  291,400  Macy's Inc.                           9,418,048
          87,900  Centex Corp.                     2,335,503          210,500  Saks, Inc.                            3,610,075
         107,600  Lennar Corp. Class A             2,437,140          252,300  TJX Cos.                              7,334,361
          21,400  NVR, Inc.                       10,063,350(*)                                                     47,556,661
                                                  14,835,993     SOFTWARE (6.9%)
INDUSTRIAL (5.9%)                                                     418,500  Activision, Inc.                      9,035,415(*)
         302,600  Chicago Bridge & Iron           13,029,956          256,200  Check Point Software Technologies     6,451,116(*)
         247,500  General Electric                10,246,500          239,800  Microsoft Corp.                       7,064,508
         232,000  McDermott International         12,546,560(*)       415,400  Oracle Corp.                          8,993,410(*)
                                                  35,823,016          386,157  Symantec Corp.                        7,483,723(*)
INSURANCE (9.5%)                                                      178,900  Take-Two Interactive Software         3,055,612(*)
         231,000  Aetna Inc.                      12,536,370                                                        42,083,784
         182,700  American International Group    12,359,655     STEEL (1.5%)
                                                                       88,500  United States Steel                   9,375,690

See Notes to Schedule of Investments

                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Partners Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                         MARKET VALUE($)(+)
TECHNOLOGY (1.5%)
     240,200  Texas Instruments                           8,788,918(E)
TECHNOLOGY - SEMICONDUCTOR (0.4%)
      68,100  International Rectifier                     2,246,619(*)
TRANSPORTATION (1.4%)
      83,900  Frontline Ltd.                              4,123,997(E)
     159,448  Ship Finance International                  4,188,699(E)
                                                          8,312,696
WIRELESS TELECOMMUNICATION SERVICES (2.1%)
     154,000  China Mobile ADR                           12,634,160

TOTAL COMMON STOCKS
(COST $415,895,277)                                     600,321,242
SHORT-TERM INVESTMENTS (5.3%)
   3,964,072  Neuberger Berman Prime Money Fund Trust
               Class                                      3,964,072(@)
  28,361,200  Neuberger Berman Securities Lending
               Quality Fund, LLC                         28,361,200(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $32,325,272)                                       32,325,272(#)

TOTAL INVESTMENTS (104.1%)
(COST $448,220,549)                                     632,646,514(##)
Liabilities, less cash, receivables and other assets
  [(4.1%)]                                              (24,884,315)

TOTAL NET ASSETS (100.0%)                              $607,762,199


See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Regency Portfolio
-----------------------------------------
(UNAUDITED)

NUMBER OF SHARES                            MARKET VALUE($)(+)      NUMBER OF SHARES                              MARKET VALUE($)(+)
COMMON STOCKS (98.7%)
                                                                         12,800  NVR, Inc.                           6,019,200(*)
AEROSPACE (3.4%)                                                        106,900  Ryland Group                        2,290,867(E)
   126,600  Embraer-Empresa Brasileira de                                                                           10,440,167
             Aeronautica ADR                        5,560,272(E)    INDUSTRIAL (3.9%)
   179,200  Spirit Aerosystems Holdings                                 169,100  Chicago Bridge & Iron               7,281,446
             Class A                                6,978,048(*)        128,400  McDermott International             6,943,872(*)
                                                   12,538,320                                                       14,225,318
AUTO RELATED (1.2%)                                                 INSURANCE (8.2%)
    94,500  Harley-Davidson                         4,366,845           111,500  Aetna Inc.                          6,051,105
BANKING & FINANCIAL (2.6%)                                              126,100  Assurant, Inc.                      6,746,350
   200,000  Colonial BancGroup                      4,324,000           130,900  CIGNA Corp.                         6,975,661
    48,100  MGIC Investment                         1,554,111           129,800  Endurance Specialty Holdings        5,393,190
   104,900  PMI Group                               3,430,230           258,000  Fidelity National Financial
                                                    9,308,341                     Class A                            4,509,840
BUSINESS SERVICES - IT BUSINESS SERVICES (0.6%)                                                                     29,676,146
    44,700  Affiliated Computer Services            2,245,728(*)    MACHINERY & EQUIPMENT (3.8%)
COMMUNICATIONS EQUIPMENT (0.8%)                                         120,450  Joy Global                          6,126,087
   241,800  Arris Group                             2,986,230(*)         87,100  Terex Corp.                         7,753,642(*)
CONSUMER DISCRETIONARY (1.0%)                                                                                       13,879,729
    43,000  Whirlpool Corp.                         3,831,300       MANUFACTURING (1.6%)
DEFENSE (1.5%)                                                           57,600  Eaton Corp.                         5,704,704
    53,800  L-3 Communications Holdings             5,495,132       METALS (5.3%)
ELECTRIC UTILITIES (8.3%)                                                86,100  Freeport-McMoRan Copper & Gold      9,031,029
   257,200  DPL Inc.                                6,754,072           198,300  Sterlite Industries (India) ADR     3,668,550(*)(E)
   111,200  FirstEnergy Corp.                       7,043,408           140,100  Teck Cominco Class B                6,684,171
   118,800  Mirant Corp.                            4,832,784(*)                                                    19,383,750
   141,100  NRG Energy                              5,967,119(*)    OIL & GAS (7.1%)
   122,500  PPL Corp.                               5,671,750            79,600  Canadian Natural Resources          6,029,700
                                                   30,269,133           115,100  Denbury Resources                   5,143,819(*)
ENERGY SERVICES & EQUIPMENT (2.7%)                                      132,300  Noble Corp.                         6,489,315
    31,900  National Oilwell Varco                  4,609,550(*)         64,700  Southwestern Energy                 2,707,695(*)
    66,800  Oceaneering International               5,063,440(*)(E)     135,065  Talisman Energy                     2,660,780
                                                    9,672,990            47,176  XTO Energy                          2,917,364
FINANCIAL & INSURANCE (1.3%)                                                                                        25,948,673
    92,500  StanCorp Financial Group                4,579,675       PERSONAL PRODUCTS (1.0%)
FINANCIAL SERVICES (4.8%)                                                86,400  NBTY, Inc.                          3,507,840(*)
    52,300  Bear Stearns                            6,422,963       PHARMACEUTICAL (3.0%)
   210,900  Jefferies Group                         5,869,347           136,700  Endo Pharmaceuticals Holdings       4,239,067(*)
    79,300  Morgan Stanley                          4,995,900            89,300  Shire PLC ADR                       6,606,414(E)
                                                   17,288,210                                                       10,845,481
FOOD & BEVERAGE (6.7%)                                              PUBLISHING (1.1%)
   274,000  ConAgra, Inc.                           7,159,620            80,700  McGraw-Hill Cos.                    4,108,437
   292,700  Constellation Brands                    7,086,267(*)    REAL ESTATE (5.7%)
   179,800  Smithfield Foods                        5,663,700(*)        216,600  Annaly Mortgage Management          3,450,438
   254,500  Tyson Foods                             4,542,825            78,000  Colonial Properties Trust           2,675,400(E)
                                                   24,452,412            63,300  Developers Diversified Realty       3,536,571(E)
HEALTH CARE (2.1%)                                                       65,800  First Industrial Realty Trust       2,557,646
    64,200  Coventry Health Care                    3,993,882(*)        138,800  iStar Financial                     4,717,812
    84,800  Covidien Ltd.                           3,519,200(*)         94,200  Ventas, Inc.                        3,899,880(E)
                                                    7,513,082                                                       20,837,747
HOME BUILDERS (2.9%)                                                RETAIL (6.8%)
    85,000  KB HOME                                 2,130,100            15,500  Abercrombie & Fitch                 1,250,850
                                                                        110,150  Aeropostale, Inc.                   2,099,459(*)(E)


See Notes to Schedule of Investments

                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Regency Portfolio cont'd
------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                  MARKET VALUE($)(+)
     77,400  J.C. Penney                             4,904,838
    204,100  Liz Claiborne                           7,006,753
     92,700  Macy's Inc.                             2,996,064
    126,100  Saks, Inc.                              2,162,615(E)
    142,700  TJX Cos.                                4,148,289
                                                    24,568,868
SEMICONDUCTORS (2.4%)
     74,300  Avnet, Inc.                             2,961,598(*)
    177,400  International Rectifier                 5,852,426(*)
                                                     8,814,024
SOFTWARE (3.8%)
    207,200  Activision, Inc.                        4,473,448(*)(E)
    146,400  Check Point Software
              Technologies                           3,686,352(*)
    324,900  Take-Two Interactive Software           5,549,292(*)
                                                    13,709,092
STEEL (2.5%)
     44,700  Cleveland-Cliffs                        3,932,259
     48,900  United States Steel                     5,180,466
                                                     9,112,725
TRANSPORTATION (0.8%)
    117,850  Ship Finance International              3,095,920(E)
UTILITIES, ELECTRIC & GAS (1.8%)
     77,700  Constellation Energy Group              6,665,883
TOTAL COMMON STOCKS
(COST $309,929,679)                                359,071,902
SHORT-TERM INVESTMENTS (7.4%)
  5,247,334  Neuberger Berman Prime Money
              Fund Trust Class                       5,247,334(@)
 21,577,401  Neuberger Berman Securities
              Lending Quality Fund, LLC             21,577,401(++)
TOTAL SHORT-TERM INVESTMENTS
(COST $26,824,735)                                  26,824,735(#)

TOTAL INVESTMENTS (106.1%)
(COST $336,754,414)                                385,896,637(##)

Liabilities, less cash, receivables and other
  assets [(6.1%)]                                 (22,262,449)
TOTAL NET ASSETS (100.0%)                       $  363,634,188




See Notes to Schedule of Investments


                                                                                                            SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio
---------------------------------------------------------------------
(UNAUDITED)

                                                                                                                           MARKET
PRINCIPAL AMOUNT($)                                                                             RATING                VALUE($)(+)
                                                                                           MOODY'S   S&P
U.S. GOVERNMENT AGENCY SECURITIES (3.3%)
               18,650,000  Fannie Mae, Notes, 4.13%, due 5/15/10 (COST $18,367,830)        AGY         AGY            18,508,689(OO)
MORTGAGE-BACKED SECURITIES (61.0%)
ADJUSTABLE ALT-A CONFORMING BALANCE (2.6%)
               14,461,492  Countrywide Home Loans Mortgage Pass-Through Trust, Ser.
                           2007-HYB2, Class 2A1, 5.46%, due 5/25/47                        Aaa         AAA            14,572,804(OO)
ADJUSTABLE ALT-A JUMBO BALANCE (3.5%)
               14,423,115  Bear Stearns ALT-A Trust, Ser. 2007-1, Class 21A1, 5.73%,
                           due 1/25/47                                                     Aaa         AAA            14,364,714
                5,517,816  JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 3A1,
                           5.94%, due 5/25/36                                                          AAA             5,564,749
                                                                                                                      19,929,463
ADJUSTABLE ALT-A MIXED BALANCE (13.3%)
               10,305,877  Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.48%,
                           due 7/25/36                                                     Aaa         AAA            10,476,558
                9,560,652  Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.61%, due
                           4/25/37                                                         Aaa         AAA             9,598,518
               14,214,995  Countrywide Home Loans Mortgage Pass-Through Trust, Ser.
                           2007-HYB1, Class 2A1, 5.68%, due 3/25/37                        Aaa         AAA            14,290,175
               15,031,840  First Horizon Alternative Mortgage Securities, Ser.
                           2006-AA3, Class A1, 6.32%, due 6/25/36                          Aaa                        15,296,000
               10,372,489  First Horizon Alternative Mortgage Securities Trust, Ser.
                           2006-AA7, Class A1, 6.54%, due 1/25/37                          Aaa                        10,563,151
                8,058,695  Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2,
                           6.57%, due 4/25/36                                              Aaa         AAA             8,201,774
                4,440,878  Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31,
                           5.60%, due 9/25/35                                              Aaa         AAA             4,445,181
                2,922,991  Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21,
                           5.97%, due 1/25/36                                              Aaa         AAA             2,959,398
                                                                                                                      75,830,755
ADJUSTABLE ALT-B MIXED BALANCE (0.6%)
                3,630,510  Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1,
                           4.66%, due 5/25/08                                              Aaa         AAA             3,608,842(u)
ADJUSTABLE CONFORMING BALANCE (1.6%)
                4,563,749  Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1,
                           5.38%, due 1/25/36                                              Aaa         AAA             4,540,936
                4,306,092  IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1,
                           5.53%, due 11/25/35                                             Aaa         AAA             4,316,577
                                                                                                                       8,857,513
ADJUSTABLE JUMBO BALANCE (8.5%)
                1,887,509  Banc of America Funding Corp., Ser. 2005-F, Class 4A1,
                           5.35%, due 9/20/35                                              Aaa         AAA             1,887,516
                5,241,428  Banc of America Funding Corp., Ser. 2006-H, Class 2A3,
                           6.70%, due 9/20/46                                                          AAA             5,392,924
                9,425,193  Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A,
                           6.38%, due 6/19/36                                              Aaa         AAA             9,580,934(OO)
                7,218,825  IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1,
                           6.10%, due 5/25/36                                              Aaa         AAA             7,330,835
                6,232,104  Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class
                           2A1, 4.52%, due 12/25/34                                                    AAA             6,218,608

See Notes to Schedule of Investments


                                                                                                            SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
(UNAUDITED)

                                                                                                                           MARKET
PRINCIPAL AMOUNT($)                                                                             RATING                VALUE($)(+)
                                                                                           MOODY'S   S&P
               18,000,000  Wells Fargo Mortgage Backed Securities Trust, Ser.
                           2005-AR16, Class 4A2, 4.99%, due 10/25/35                       Aaa             AAA        17,882,379
                                                                                                                      48,293,196
ADJUSTABLE MIXED BALANCE (8.2%)
                4,355,186  Banc of America Funding Corp., Ser. 2005-H, Class 7A1,
                           5.67%, due 11/20/35                                                             AAA         4,352,842
                3,511,368  Banc of America Funding Corp., Ser. 2006-A, Class 3A2,
                           5.89%, due 2/20/36                                                              AAA         3,527,473
                4,645,975  Countrywide Home Loans Mortgage Pass-Through Trust, Ser.
                           2006-HYB3, Class 1A1A, 5.48%, due 5/20/36                       Aaa             AAA         4,710,757
                5,053,008  Credit Suisse First Boston Mortgage Securities Corp., Ser.
                           2004-AR4, Class 2A1, 4.69%, due 5/25/34                         Aaa             AAA         5,013,343
                4,776,339  First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5,
                           Class 2A1, 5.44%, due 11/25/35                                                  AAA         4,768,477
                5,757,057  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1,
                           5.60%, due 4/19/36                                              Aaa             AAA         5,787,879
                1,548,526  Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A,
                           6.25%, due 10/19/07                                             Aaa             AAA         1,544,374(u)
                9,828,214  IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A,
                           6.38%, due 3/25/36                                              Aaa             AAA        10,029,512(OO)
                7,225,000  WaMu Mortgage Pass-Through Certificates, Ser. 2004-AR9,
                           Class A7, 4.15%, due 8/25/34                                    Aaa             AAA         7,109,334
                                                                                                                      46,843,991
COMMERCIAL MORTGAGE-BACKED (19.5%)
                7,426,129  Banc of America Commercial Mortgage, Inc., Ser. 2006-3,
                           Class A1, 5.68%, due 7/10/44                                                    AAA         7,498,853
                4,879,397  Banc of America Commercial Mortgage, Inc., Ser. 2005-6,
                           Class A1, 5.00%, due 9/10/47                                    Aaa             AAA         4,876,413
                9,295,043  Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14,
                           Class A1, 5.04%, due 12/11/38                                                   AAA         9,281,231
               11,542,866  GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class
                           A2, 4.97%, due 8/11/36                                          Aaa             AAA        11,552,393
                6,900,000  GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class
                           A2, 4.85%, due 7/10/45                                                          AAA         6,865,369
                2,279,498  GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1,
                           Class A1, 4.97%, due 11/10/45                                                   AAA         2,274,565
                4,440,000  Greenwich Capital Commercial Funding Corp., Ser. 2002-C1,
                           Class A3, 4.49%, due 1/11/17                                    Aaa             AAA         4,401,706(OO)
                3,458,364  Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3,
                           Class A1, 3.92%, due 8/10/42                                    Aaa             AAA         3,418,703
                4,139,695  JP Morgan Chase Commercial Mortgage Securities Corp., Ser.
                           2004-C2, Class A1, 4.28%, due 5/15/41                           Aaa                         4,095,744
               14,976,872  JP Morgan Chase Commercial Mortgage Securities Corp., Ser.
                           2005-LDP5, Class A1, 5.03%, due 12/15/44                        Aaa             AAA        14,949,614
                6,307,161  JP Morgan Chase Commercial Mortgage Securities Corp., Ser.
                           2006-LDP7, Class A1, 5.83%, due 4/15/45                         Aaa             AAA         6,392,827
                8,303,272  JP Morgan Chase Commercial Mortgage Securities Corp., Ser.
                           2007-LD11, Class A1, 5.65%, due 6/15/49                         Aaa             AAA         8,387,330
                4,415,365  LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1,
                           5.48%, due 3/15/39                                              Aaa             AAA         4,447,789
               11,509,324  Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser.
                           2007-5, Class A1, 4.28%, due 8/12/48                            Aaa             AAA        11,316,492
                8,400,000  Morgan Stanley Capital I, Ser. 2005-HQ5, Class D, 4.81%, due
                           1/14/42                                                                         AAA         8,361,788

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
(UNAUDITED)

                                                                                                                           MARKET
PRINCIPAL AMOUNT($)                                                                             RATING                VALUE($)(+)
                                                                                           MOODY'S   S&P
                2,948,535  Morgan Stanley Capital I, Ser. 2005-HQ6, Class A1, 4.65%,
                           due 8/13/42                                                                 AAA             2,927,568
                                                                                                                     111,048,385
MORTGAGE-BACKED NON-AGENCY (1.6%)
                2,378,483  Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due
                           6/25/35                                                         Aaa         AAA             2,625,236(n)
                4,948,187  GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%,
                           due 3/25/35                                                     Aaa         AAA             5,306,954(n)
                1,002,559  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%,
                           due 9/25/35                                                     Aaa         AAA             1,076,091(n)
                                                                                                                       9,008,281
FANNIE MAE (0.5%)
                2,578,516  Whole Loan, Ser. 2004-W8, Class PT, 10.21%, due 6/25/44         AGY         AGY             2,883,213
FREDDIE MAC (1.1%)
                   11,792  Mortgage Participation Certificates, 10.00%, due 4/1/20         AGY         AGY                13,266
                3,458,396  Pass-Through Certificates 8.00%, due 11/1/26                    AGY         AGY             3,666,190
                2,265,319  Pass-Through Certificates 8.50%, due 10/1/30                    AGY         AGY             2,428,688
                                                                                                                       6,108,144
                           TOTAL MORTGAGE-BACKED SECURITIES (COST
                           $345,326,569)                                                                             346,984,587

CORPORATE DEBT SECURITIES (19.4%)
AUTOMOBILE MANUFACTURERS (0.4%)
                2,500,000  DaimlerChrysler N.A. Holdings Corp., Guaranteed Unsecured
                           Notes, 4.05%, due 6/4/08                                        A3          BBB+            2,472,613
BANKS (3.4%)
                5,070,000  Bank of America Corp., Senior Unsecured Notes, 3.88%, due
                           1/15/08                                                         Aa1         AA              5,047,403(OO)
                5,000,000  U.S. Bank N.A., Senior Bank Notes, 4.13%, due 3/17/08           Aa1         AA+             4,967,285(OO)
                6,350,000  Wachovia Corp., Senior Notes, 3.63%, due 2/17/09                Aa3         AA-             6,234,239(OO)
                3,500,000  Wells Fargo & Co., Unsecured Notes, 3.13%, due 4/1/09           Aa1         AA+             3,407,121
                                                                                                                      19,656,048
DIVERSIFIED FINANCIAL SERVICES (11.9%)
                3,950,000  Bear Stearns Co., Inc., Senior Unsecured Notes, 4.00%, due
                           1/31/08                                                         A1          A+              3,927,355
                3,575,000  Boeing Capital Corp., Senior Unsecured Notes, 4.75%, due
                           8/25/08                                                         A2          A+              3,572,387
                4,000,000  Caterpillar Financial Services Corp., Medium-Term Senior
                           Unsubordinated Notes, Ser. F, 3.83%, due 12/15/08               A2          A               3,931,260
                2,535,000  CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 11/3/08     A2          A               2,455,297
                4,200,000  Citicorp, Medium-Term Subordinated Notes, Ser. F, 6.38%, due
                           11/15/08                                                        Aa2         AA-             4,264,907(OO)
                3,000,000  Citigroup, Inc., Unsecured Notes, 4.25%, due 7/29/09            Aa1         AA              2,962,791
                4,175,000  Credit Suisse First Boston USA, Inc., Senior Unsecured
                           Notes, 4.63%, due 1/15/08                                       Aa1         AA-             4,169,844(OO)
               10,200,000  General Electric Capital Corp., Medium-Term Notes, Ser. A,
                           4.25%, due 9/13/10                                              Aaa         AAA            10,008,750(OO)
                8,850,000  Goldman Sachs Group, Inc., Unsecured Notes, 4.13%, due
                           1/15/08                                                         Aa3         AA-             8,813,529(OO)
                4,500,000  HSBC Finance Corp., Notes, 4.13%, due 12/15/08                  Aa3         AA-             4,451,261(OO)

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
(UNAUDITED)

                                                                                                                           MARKET
PRINCIPAL AMOUNT($)                                                                             RATING                VALUE($)(+)
                                                                                           MOODY'S   S&P
                4,600,000  International Lease Finance Corp., Unsubordinated Unsecured
                           Notes, 3.50%, due 4/1/09                                        A1              AA-         4,505,079(OO)
                3,500,000  John Deere Capital Corp., Unsecured Notes, 3.90%, due
                           1/15/08                                                         A2              A           3,484,642(OO)
                5,300,000  JP Morgan Chase & Co., Senior Notes, 3.63%, due 5/1/08          Aa2             AA-         5,249,464
                2,475,000  MBNA Corp., Notes, 4.63%, due 9/15/08                           Aa1             AA          2,462,996
                3,200,000  Merrill Lynch & Co., Medium-Term Notes, Ser. B, 4.00%, due
                           11/15/07                                                        Aa3             AA-         3,191,798
                                                                                                                      67,451,360
MEDIA (2.3%)
                2,735,000  British Sky Broadcasting, Guaranteed Senior Unsecured Notes,
                           8.20%, due 7/15/09                                              Baa2            BBB         2,876,974
                4,570,000  Comcast Cable Communications, Guaranteed Unsecured
                           Unsubordinated Notes, 6.20%, due 11/15/08                       Baa2            BBB+        4,614,685
                2,525,000  News America Holdings, Inc., Guaranteed Notes, 7.38%, due
                           10/17/08                                                        Baa2            BBB         2,569,806
                3,000,000  Time Warner Entertainment LP, Debentures, 7.25%, due 9/1/08     Baa2            BBB+       3,033,573
                                                                                                                      13,095,038
OIL & GAS (0.2%)
                1,150,000  Enterprise Products Operating LP, Guaranteed Notes, Ser. B,
                           4.00%, due 10/15/07                                             Baa3            BBB-        1,149,407
RETAIL (0.6%)
                3,300,000  Target Corp., Notes, 3.38%, due 3/1/08                          A1              A+          3,272,801
TELECOMMUNICATIONS (0.6%)
                3,200,000  Verizon Global Funding Corp., Senior Unsecured Notes, 4.00%,
                           due 1/15/08                                                     A3              A           3,187,888
                           TOTAL CORPORATE DEBT SECURITIES (COST $110,264,025)                                       110,285,155
ASSET-BACKED SECURITIES (11.4%)
                4,750,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5,
                           Class A2B, 5.26%, due 10/25/07                                  Aaa             AAA         4,694,321(u)
                2,000,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1,
                           Class A2C, 5.28%, due 10/25/07                                  Aaa             AAA         1,935,190(u)
                3,675,159  ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE6,
                           Class A2B, 5.33%, due 10/25/07                                  Aaa             AAA         3,661,828(u)
                1,753,000  Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE9,
                           Class 1A2, 5.28%, due 10/25/07                                  Aaa             AAA         1,712,088(u)
                2,905,379  Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A3,
                           3.58%, due 1/15/09                                              Aaa             AAA         2,895,147
                6,000,000  Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3,
                           5.31%, due 10/25/07                                             Aaa             AAA         5,828,462(u)
                4,000,000  Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3,
                           5.39%, due 10/25/07                                             Aaa             AAA         3,890,368(u)
                1,135,257  Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%,
                           due 5/25/26                                                     Aaa             AAA         1,119,561
                2,599,081  Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4,
                           2.94%, due 6/15/10                                              Aaa             AAA         2,596,725
                4,000,000  Countrywide Asset-Backed Certificates Trust, Ser. 2006-3,
                           Class 2A2, 5.31%, due 10/25/07                                  Aaa             AAA         3,898,933(u)
                2,400,000  Countrywide Asset-Backed Certificates Trust, Ser. 2006-5,
                           Class 2A2, 5.31%, due 10/25/07                                  Aaa             AAA         2,361,435(u)
                4,950,000  Countrywide Asset-Backed Certificates Trust, Ser. 2006-6,
                           Class 2A2, 5.31%, due 10/25/07                                  Aaa             AAA         4,880,123(u)
                  147,941  Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3, 3.48%,
                           due 11/15/08                                                    Aaa             AAA           147,844

See Notes to Schedule of Investments

                                                                                                                  SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
(UNAUDITED)

                                                                                                                           MARKET
PRINCIPAL AMOUNT($)                                                                             RATING                   VALUE($)(+)
                                                                                           MOODY'S   S&P
                3,665,206  Impac Secured Assets Corp. Mortgage Pass-Through
                           Certificates, Ser. 2006-3, Class A4, 5.22%, due 10/25/07        Aaa         AAA          3,637,914(u)
                  739,371  John Deere Owner Trust, Ser. 2005-A, Class A3, 3.98%, due
                           6/15/09                                                         Aaa         AAA            736,984
                2,092,360  Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 5.78%, due
                           10/13/07                                                        Aaa         AAA          1,150,798(n)(u)
                  121,677  Nissan Auto Receivables Owner Trust, Ser. 2005-A, Class A3,
                           3.54%, due 10/15/08                                             Aaa         AAA            121,601
                2,280,000  Nomura Asset Acceptance Corp., Ser. 2005-S3, Class AIO,
                           20.00%, Interest Only Security, due 8/25/35                     Aaa         AAA             93,339
                5,219,873  Nomura Asset Acceptance Corp., Ser. 2005-S4, Class AIO,
                           20.00%, Interest Only Security, due 10/25/35                    Aaa         AAA            330,319
                6,933,064  Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class AIO,
                           4.50%, Interest Only Security, due 1/25/36                      Aaa         AAA             56,599
                4,386,667  Nomura Asset Acceptance Corp., Ser. 2006-S2, Class AIO,
                           10.00%, Interest Only Security, due 4/25/36                     Aaa         AAA            215,907(n)
                3,225,000  Residential Asset Mortgage Products, Inc., Ser. 2006-RS1,
                           Class AI2, 5.36%, due 10/25/07                                  Aaa         AAA          3,066,514(u)
                1,475,000  Securitized Asset Backed Receivables LLC Trust,, Ser.
                           2006-WM4, Class A2C, 5.29%, due 10/25/07                        Aaa         AAA          1,396,962(u)
                5,175,000  Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3,
                           5.30%, due 10/25/07                                             Aaa         AAA          4,944,184(u)(OO)
                2,518,056  Soundview Home Equity Loan Trust, Ser. 2005-4, Class 2A2,
                           5.33%, due 10/25/07                                             Aaa         AAA          2,517,040(u)
                6,370,000  Structured Asset Investment Loan Trust, Ser. 2006-3, Class
                           A4, 5.22%, due 10/25/07                                         Aaa         AAA          6,266,812(u)
                  460,574  USAA Auto Owner Trust, Ser. 2005-1, Class A3, 3.90%, due
                           7/15/09                                                         Aaa         AAA            458,790
                           TOTAL ASSET-BACKED SECURITIES (COST $65,312,465)                                        64,615,788

REPURCHASE AGREEMENTS (4.1%)
               23,515,000  Repurchase Agreement with Fixed Income Clearing Corp., 4.55%, due 10/1/07, dated 9/28/07, Maturity Value $23,523,916,
                           Collateralized by $24,045,000 Federal Home Loan Bank, 5.13%,
                           due 2/12/08 (Collateral Value $24,225,338)
                           (COST $23,515,000)                                                                       23,515,000(#)

                           TOTAL INVESTMENTS (99.2%) (COST $562,785,889)                                           563,909,219(##)

                           Cash, receivables and other assets, less liabilities (0.8%)                               4,491,402(c/c/)

                           TOTAL NET ASSETS (100.0%)                                                              $568,400,621

See Notes to Schedule of Investments

                                                                                                            SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS Socially Responsive Portfolio
-----------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                             MARKET VALUE($)(+)   NUMBER OF SHARES                              MARKET VALUE($)(+)
COMMON STOCKS (95.0%)                                          SEMICONDUCTORS (9.9%)
AUTOMOTIVE (3.7%)                                                1,195,800  Altera Corp.                         28,794,864
    135,950  BorgWarner, Inc.                  12,443,504          794,050  Texas Instruments                    29,054,289
     80,950  Toyota Motor ADR                   9,459,817                                                        57,849,153
                                               21,903,321      SOFTWARE (6.9%)
BIOTECHNOLOGY (0.5%)                                               666,100  Intuit Inc.                          20,182,830(*)
    206,300  Medarex, Inc.                      2,921,208(*)       593,500  National Instruments                 20,374,855
BUSINESS SERVICES (2.5%)                                                                                         40,557,685
    230,405  Manpower Inc.                     14,826,562      TECHNOLOGY (0.2%)
CABLE SYSTEMS (8.3%)                                                11,800  Anixter International                   972,910(*)
    742,937  Comcast Corp. Class A Special     17,800,770(*)   TRANSACTION PROCESSING (2.3%)
    658,450  Liberty Global Class A            27,009,619(*)       454,200  Euronet Worldwide                    13,521,534(*)
     89,866  Liberty Global Class C             3,474,220(*)   TRANSPORTATION (2.9%)
                                               48,284,609          301,550  Canadian National Railway            17,188,350
CONSUMER DISCRETIONARY (2.3%)                                  UTILITIES (3.6%)
    210,100  Target Corp.                      13,356,057          411,050  National Grid                         6,593,499
CONSUMER STAPLES (1.7%)                                            183,134  National Grid ADR                    14,692,841
    164,300  Costco Wholesale                  10,083,091                                                        21,286,340
FINANCIAL SERVICES (4.0%)                                      TOTAL COMMON STOCKS
    499,150  Citigroup Inc.                    23,295,331      (COST $485,590,318)                              556,656,676
HEALTH PRODUCTS & SERVICES (4.0%)                              SHORT-TERM INVESTMENTS (0.2%)
    484,050  UnitedHealth Group                23,442,541        1,248,801  Neuberger Berman Securities
INDUSTRIAL (8.2%)                                                           Lending Quality Fund, LLC (COST
    199,500  3M Co.                            18,669,210                   $1,248,801)                           1,248,801(#)(++)
    356,160  Danaher Corp.                     29,457,994      PRINCIPAL AMOUNT
                                               48,127,204      REPURCHASE AGREEMENTS (4.8%)
INSURANCE (5.4%)                                               $28,141,000  Repurchase Agreement with Fixed Income
    492,775  Progressive Corp.                  9,564,763                   Clearing Corp., 4.55%, due 10/1/07, dated
    541,750  Willis Group Holdings             22,179,245                   9/28/07, Maturity Value $28,151,670,
                                               31,744,008                   Collateralized by $29,205,000, Federal
INTEGRATED ENERGY (4.0%)                                                    Home Loan Bank, 3.75%, due 8/18/09,
    709,100  BG Group PLC                      12,273,914                   (Collateral Value $28,985,963)
    163,475  BP PLC ADR                        11,336,991                   (COST $28,141,000)                   28,141,000(#)
                                               23,610,905      CERTIFICATES OF DEPOSIT (0.0%)
LIFE SCIENCE TOOLS & SUPPLIES (2.2%)                               100,000  Shorebank Chicago                       100,000
    168,850  Millipore Corp.                   12,798,830(*)       100,000  Shorebank Pacific                       100,000
MEDIA (4.4%)                                                   TOTAL CERTIFICATES OF DEPOSIT
    615,425  E.W. Scripps                      25,847,850      (COST $200,000)                                      200,000(#)
OIL & GAS - EXPLORATION & PRODUCTION (3.2%)                    TOTAL INVESTMENTS (100.0%)
     87,625  Cimarex Energy                     3,264,031      (COST $515,180,119)                              586,246,477(##)
    314,300  Newfield Exploration              15,136,688(*)   Liabilities, less cash, receivables and other
                                               18,400,719       assets (0.0%)                                       (10,645)
PHARMACEUTICAL (6.1%)                                          TOTAL NET ASSETS (100.0%)                      $ 586,235,832
    343,035  Novartis AG ADR                   18,853,204(E)
     23,550  Novo Nordisk A/S ADR               2,850,492
    115,150  Novo Nordisk A/S Class B          13,898,439
                                               35,602,135
SECURITIES PROCESSING (8.7%)
    569,180  Bank of New York Mellon           25,123,605
    380,175  State Street                      25,912,728

                                               51,036,333

See Notes to Schedule of Investments

                                                  SEPTEMBER 30, 2007 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by each fund are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman International Portfolio, which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by each fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The funds value all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)    At cost, which approximates market value.

(##) At September 30, 2007, selected fund information on a U.S. federal income tax basis was as follows:

                                                                                   GROSS             GROSS
                                                                              UNREALIZED        UNREALIZED       NET UNREALIZED
                                                               COST         APPRECIATION      DEPRECIATION         APPRECIATION
NEUBERGER BERMAN BALANCED PORTFOLIO
("BALANCED")                                            $62,530,656          $20,293,898          $472,750          $19,821,148
NEUBERGER BERMAN FASCIANO PORTFOLIO                      28,954,840            4,199,901         1,437,318            2,762,583
NEUBERGER BERMAN GROWTH PORTFOLIO                       144,218,079           72,509,603           934,845           71,574,758
NEUBERGER BERMAN GUARDIAN PORTFOLIO                     121,947,230           49,263,151         1,562,779           47,700,372
LEHMAN BROTHERS HIGH INCOME BOND PORTFOLIO
("HIGH INCOME")                                          13,083,960              115,648            81,525               34,123
NEUBERGER BERMAN INTERNATIONAL PORTFOLIO
("INTERNATIONAL")                                       603,789,383           69,635,754        29,093,787           40,541,967
LEHMAN BROTHERS SHORT DURATION BOND PORTFOLIO
("SHORT DURATION")                                      563,265,215            3,115,533         2,471,529              644,004
NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO               829,302,327          329,904,237         5,778,182          324,126,055
NEUBERGER BERMAN PARTNERS PORTFOLIO                     448,730,240          188,457,594         4,541,320          183,916,274
NEUBERGER BERMAN REGENCY PORTFOLIO                      337,564,423           64,282,384        15,950,170           48,332,214
NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO          515,246,089           77,701,895         6,701,507           71,000,388

(*)    Security did not produce income during the last twelve months.

(E)    All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2007, these securities amounted to approximately $671,174, $2,543,153, and
       $10,374,986 or 0.9%, 19.8%, and 1.8% of net assets for Balanced, High Income, and Short Duration, respectively.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2007.


(c/c/) At September 30, 2007, open positions in financial futures contracts were as follows:

       Balanced:
       --------------------------------------------------------------------------------------------
                                                                                        UNREALIZED
       EXPIRATION                               OPEN CONTRACTS          POSITION      APPRECIATION
       --------------------------------------------------------------------------------------------

       December 2007            27 U.S. Treasury Notes, 2 Year              Long           $20,230
       --------------------------------------------------------------------------------------------

       At September 30, 2007,  Balanced had deposited  $129,000 in Fannie Mae
       Whole Loan, 10.21%, due 6/25/44, to cover margin requirements on open futures contracts.

       Short Duration:
       --------------------------------------------------------------------------------------------
                                                                                        UNREALIZED
       EXPIRATION                               OPEN CONTRACTS          POSITION      APPRECIATION
       --------------------------------------------------------------------------------------------
       December 2007           430 U.S. Treasury Notes, 2 Year              Long          $322,078
       --------------------------------------------------------------------------------------------

       At September 30, 2007, Short Duration had deposited $928,000 in Fannie Mae Whole Loan, 10.21%, due 6/25/44, to cover margin requirements on open futures contracts.

(O) All or a portion of this security was purchased on a when-issued basis. At September 30, 2007, these securities amounted to $67,200 or 0.5% of net assets for High Income.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments or financial futures contracts.

(^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.




For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust


By:   /s/ Peter E. Sundman
      ----------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: November 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
      ----------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: November 28, 2007


By:   /s/ John M. McGovern
      ----------------------------------
      John M. McGovern
      Treasurer and Principal Financial
        and Accounting Officer

Date: November 28, 2007